UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This report on Form N-CSR relates solely to the Registrant's Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Money Market Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
VIP Freedom Income
Initial Class
Actual	$ 1,000.00	$ 985.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 983.30	$ .49
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 983.30	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2005
Initial Class
Actual	$ 1,000.00	$ 948.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 948.00	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 947.10	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2010
Initial Class
Actual	$ 1,000.00	$ 945.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 945.40	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 944.40	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
VIP Freedom 2015
Initial Class
Actual	$ 1,000.00	$ 937.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 937.90	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 936.90	$ 1.20
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2020
Initial Class
Actual	$ 1,000.00	$ 922.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 922.00	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 921.90	$ 1.19
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2025
Initial Class
Actual	$ 1,000.00	$ 918.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 918.50	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 917.60	$ 1.19
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2030
Initial Class
Actual	$ 1,000.00	$ 906.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Service Class
Actual	$ 1,000.00	$ 906.10	$ .47
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Service Class 2
Actual	$ 1,000.00	$ 905.10	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Annualized Expense Ratio
VIP Freedom Income
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2005
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2010
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2015
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2020
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2025
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2030
Initial Class	.00%
Service Class	.10%
Service Class 2.25%

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.0	3.2
VIP Equity-Income Portfolio Initial Class	3.2	3.3
VIP Growth & Income Portfolio Initial Class	3.4	3.6
VIP Growth Portfolio Initial Class	3.7	3.9
VIP Mid Cap Portfolio Initial Class	1.3	1.3
VIP Value Portfolio Initial Class	2.8	2.8
VIP Value Strategies Portfolio Initial Class	1.2	1.1
	18.6	19.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.1	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.2	35.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	41.1	40.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	18.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	41.1%

Six months ago
Domestic Equity Funds	19.2%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	40.2%

The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.6%
	Shares	Value
Domestic Equity Funds - 18.6%
VIP Contrafund Portfolio Initial Class	21,118	$ 503,864
VIP Equity-Income Portfolio Initial Class	25,808	526,736
VIP Growth & Income Portfolio Initial Class	42,105	570,096
VIP Growth Portfolio Initial Class	15,107	612,155
VIP Mid Cap Portfolio Initial Class	7,625	217,451
VIP Value Portfolio Initial Class	41,723	469,804
VIP Value Strategies Portfolio Initial Class	21,978	192,092
TOTAL EQUITY FUNDS (Cost $3,357,717)		3,092,198
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	141,218	843,069
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Initial Class	477,320	5,851,948
TOTAL FIXED-INCOME FUNDS (Cost $6,844,724)		6,695,017
Short-Term Funds - 41.1%

VIP Money Market Portfolio Initial Class (Cost $6,819,388)	6,819,388	6,819,389
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,021,829)		$ 16,606,604
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,606,604	$ 16,606,604	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $17,021,829) - See accompanying schedule		$ 16,606,604
Receivable for investments sold		170
Receivable for fund shares sold		1,046,743
Total assets		17,653,517

Liabilities
Payable to custodian bank	$ 124
Payable for investments purchased	1,043,022
Payable for fund shares redeemed	4,407
Distribution fees payable	1,209
Total liabilities		1,048,762

Net Assets		$ 16,604,755
Net Assets consist of:
Paid in capital		$ 16,551,927
Undistributed net investment income		328,037
Accumulated undistributed net realized gain (loss) on investments		140,016
Net unrealized appreciation (depreciation) on investments		(415,225)
Net Assets		$ 16,604,755

Initial Class: Net Asset Value, offering price and redemption price per share ($10,951,882 ÷ 1,040,254 shares)		$ 10.53

Service Class: Net Asset Value, offering price and redemption price per share ($387,612 ÷ 36,831 shares)		$ 10.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,265,261 ÷ 501,898 shares)		$ 10.49

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 338,915

Expenses
Distribution fees	7,069
Independent trustees' compensation	36
Total expenses before reductions	7,105
Expense reductions	(36)	7,069
Net investment income (loss)		331,846
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,162)
Capital gain distributions from underlying funds	156,150	147,988
Change in net unrealized appreciation (depreciation) on underlying funds		(692,669)
Net gain (loss)		(544,681)
Net increase (decrease) in net assets resulting from operations		$ (212,835)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 331,846	$ 536,242
Net realized gain (loss)	147,988	254,116
Change in net unrealized appreciation (depreciation)	(692,669)	20,918
Net increase (decrease) in net assets resulting from operations	(212,835)	811,276
Distributions to shareholders from net investment income	(7,619)	(536,930)
Distributions to shareholders from net realized gain	(159,999)	(143,697)
Total distributions	(167,618)	(680,627)
Share transactions - net increase (decrease)	2,947,070	3,057,630
Total increase (decrease) in net assets	2,566,617	3,188,279

Net Assets
Beginning of period	14,038,138	10,849,859
End of period (including undistributed net investment income of $328,037 and undistributed net investment income of $3,810, respectively)	$ 16,604,755	$ 14,038,138

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.43	.40	.16
Net realized and unrealized gain (loss)	(.38)	.22	.32	.30
Total from investment operations	(.16)	.65	.72	.46
Distributions from net investment income	(.01)	(.44)	(.32)	(.10)
Distributions from net realized gain	(.11)	(.12)	(.05)	-
Total distributions	(.11) I	(.56)	(.37)	(.10)
Net asset value, end of period	$ 10.53	$ 10.80	$ 10.71	$ 10.36
Total Return B, C, D	(1.48)%	6.10%	6.94%	4.58%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	4.16% A	3.93%	3.75%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,952	$ 10,035	$ 9,398	$ 5,954
Portfolio turnover rate	38% A	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.42	.39	.16
Net realized and unrealized gain (loss)	(.40)	.23	.32	.29
Total from investment operations	(.18)	.65	.71	.45
Distributions from net investment income	(.01)	(.43)	(.31)	(.09)
Distributions from net realized gain	(.11)	(.12)	(.05)	-
Total distributions	(.11) I	(.55)	(.36)	(.09)
Net asset value, end of period	$ 10.52	$ 10.81	$ 10.71	$ 10.36
Total Return B, C, D	(1.67)%	6.10%	6.83%	4.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	4.06% A	3.83%	3.65%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 388	$ 414	$ 391	$ 366
Portfolio turnover rate	38% A	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.105 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.69	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.40	.37	.15
Net realized and unrealized gain (loss)	(.39)	.23	.32	.29
Total from investment operations	(.18)	.63	.69	.44
Distributions from net investment income	(.01)	(.42)	(.31)	(.08)
Distributions from net realized gain	(.11)	(.12)	(.05)	-
Total distributions	(.11) I	(.54)	(.36)	(.08)
Net asset value, end of period	$ 10.49	$ 10.78	$ 10.69	$ 10.36
Total Return B, C, D	(1.67)%	5.92%	6.61%	4.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	3.91% A	3.68%	3.50%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,265	$ 3,589	$ 1,061	$ 365
Portfolio turnover rate	38% A	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.0	6.4
VIP Equity-Income Portfolio Initial Class	6.1	6.6
VIP Growth & Income Portfolio Initial Class	6.7	7.2
VIP Growth Portfolio Initial Class	7.3	7.7
VIP Mid Cap Portfolio Initial Class	2.6	2.5
VIP Value Portfolio Initial Class	5.5	5.6
VIP Value Strategies Portfolio Initial Class	2.2	2.3
	36.4	38.3
International Equity Funds
VIP Overseas Portfolio Initial Class	9.1	9.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.2	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.8	35.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	13.5	12.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.4%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	35.8%
Short-Term Funds	13.5%

Six months ago
Domestic Equity Funds	38.3%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	12.2%

Expected
Domestic Equity Funds	38.4%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	14.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 36.4%
VIP Contrafund Portfolio Initial Class	18,952	$ 452,199
VIP Equity-Income Portfolio Initial Class	22,701	463,333
VIP Growth & Income Portfolio Initial Class	37,600	509,107
VIP Growth Portfolio Initial Class	13,611	551,501
VIP Mid Cap Portfolio Initial Class	6,858	195,587
VIP Value Portfolio Initial Class	36,728	413,558
VIP Value Strategies Portfolio Initial Class	19,126	167,164
TOTAL DOMESTIC EQUITY FUNDS		2,752,449
International Equity Funds - 9.1%
VIP Overseas Portfolio Initial Class	34,050	688,156
TOTAL EQUITY FUNDS (Cost $3,643,509)		3,440,605
Fixed-Income Funds - 41.0%

High Yield Fixed - Income Funds - 5.2%
VIP High Income Portfolio Initial Class	66,092	394,568
Investment Grade Fixed - Income Funds - 35.8%
VIP Investment Grade Bond Portfolio Initial Class	221,196	2,711,866
TOTAL FIXED-INCOME FUNDS (Cost $3,157,088)		3,106,434
Short-Term Funds - 13.5%

VIP Money Market Portfolio Initial Class (Cost $1,022,284)	1,022,284	1,022,284
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,822,881)		$ 7,569,323
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,569,323	$ 7,569,323	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $7,822,881) - See accompanying schedule		$ 7,569,323
Receivable for investments sold		485
Total assets		7,569,808

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	80
Payable for fund shares redeemed	500
Distribution fees payable	138
Total liabilities		720

Net Assets		$ 7,569,088
Net Assets consist of:
Paid in capital		$ 7,558,807
Undistributed net investment income		134,289
Accumulated undistributed net realized gain (loss) on investments		129,550
Net unrealized appreciation (depreciation) on investments		(253,558)
Net Assets		$ 7,569,088

Initial Class: Net Asset Value, offering price and redemption price per share ($6,689,863 ÷ 622,540 shares)		$ 10.75

Service Class: Net Asset Value, offering price and redemption price per share ($427,420 ÷ 39,804 shares)		$ 10.74

Service Class 2: Net Asset Value, offering price and redemption price per share ($451,805 ÷ 42,121 shares)		$ 10.73

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 134,822

Expenses
Distribution fees	780
Independent trustees' compensation	20
Total expenses before reductions	800
Expense reductions	(20)	780
Net investment income (loss)		134,042
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(96,613)
Capital gain distributions from underlying funds	231,004	134,391
Change in net unrealized appreciation (depreciation) on underlying funds		(786,159)
Net gain (loss)		(651,768)
Net increase (decrease) in net assets resulting from operations		$ (517,726)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 134,042	$ 278,468
Net realized gain (loss)	134,391	457,077
Change in net unrealized appreciation (depreciation)	(786,159)	(51,770)
Net increase (decrease) in net assets resulting from operations	(517,726)	683,775
Distributions to shareholders from net investment income	(3,674)	(274,547)
Distributions to shareholders from net realized gain	(180,018)	(365,943)
Total distributions	(183,692)	(640,490)
Share transactions - net increase (decrease)	(1,837,288)	1,367,317
Total increase (decrease) in net assets	(2,538,706)	1,410,602

Net Assets
Beginning of period	10,107,794	8,697,192
End of period (including undistributed net investment income of $134,289 and undistributed net investment income of $3,921, respectively)	$ 7,569,088	$ 10,107,794

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.38	.31	.09
Net realized and unrealized gain (loss)	(.77)	.60	.72	.71
Total from investment operations	(.59)	.98	1.03	.80
Distributions from net investment income	(.01)	(.34)	(.31)	(.06)
Distributions from net realized gain	(.25)	(.47)	(.05)	-
Total distributions	(.25) J	(.80) I	(.36)	(.06)
Net asset value, end of period	$ 10.75	$ 11.59	$ 11.41	$ 10.74
Total Return B, C, D	(5.11)%	8.65%	9.59%	7.98%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	3.19% A	3.20%	2.82%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,690	$ 9,203	$ 7,871	$ 5,284
Portfolio turnover rate	29% A	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.800 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share.

J Total distributions of $.250 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.37	.30	.08
Net realized and unrealized gain (loss)	(.77)	.60	.72	.71
Total from investment operations	(.60)	.97	1.02	.79
Distributions from net investment income	(.01)	(.32)	(.30)	(.05)
Distributions from net realized gain	(.25)	(.47)	(.05)	-
Total distributions	(.25) J	(.79) I	(.35)	(.05)
Net asset value, end of period	$ 10.74	$ 11.59	$ 11.41	$ 10.74
Total Return B, C, D	(5.20)%	8.55%	9.48%	7.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	3.09% A	3.10%	2.72%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 449	$ 414	$ 378
Portfolio turnover rate	29% A	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.788 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share.

J Total distributions of $.250 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.245 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.35	.29	.07
Net realized and unrealized gain (loss)	(.77)	.60	.71	.71
Total from investment operations	(.61)	.95	1.00	.78
Distributions from net investment income	(.01)	(.31)	(.28)	(.04)
Distributions from net realized gain	(.25)	(.47)	(.05)	-
Total distributions	(.25) J	(.77) I	(.33)	(.04)
Net asset value, end of period	$ 10.73	$ 11.59	$ 11.41	$ 10.74
Total Return B, C, D	(5.29)%	8.40%	9.34%	7.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.94% A	2.95%	2.57%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 456	$ 413	$ 377
Portfolio turnover rate	29% A	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.771 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share.

J Total distributions of $.250 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.2	6.6
VIP Equity-Income Portfolio Initial Class	6.6	6.7
VIP Growth & Income Portfolio Initial Class	7.1	7.3
VIP Growth Portfolio Initial Class	7.5	7.9
VIP Mid Cap Portfolio Initial Class	2.7	2.6
VIP Value Portfolio Initial Class	5.8	5.7
VIP Value Strategies Portfolio Initial Class	2.4	2.4
	38.3	39.2
International Equity Funds
VIP Overseas Portfolio Initial Class	9.8	9.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.2	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	36.3	35.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.4	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.3%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	39.2%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	10.0%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.1%
	Shares	Value
Domestic Equity Funds - 38.3%
VIP Contrafund Portfolio Initial Class	330,567	$ 7,887,329
VIP Equity-Income Portfolio Initial Class	407,702	8,321,203
VIP Growth & Income Portfolio Initial Class	662,074	8,964,476
VIP Growth Portfolio Initial Class	236,615	9,587,638
VIP Mid Cap Portfolio Initial Class	120,070	3,424,404
VIP Value Portfolio Initial Class	657,196	7,400,026
VIP Value Strategies Portfolio Initial Class	346,183	3,025,640
TOTAL DOMESTIC EQUITY FUNDS		48,610,716
International Equity Funds - 9.8%
VIP Overseas Portfolio Initial Class	618,581	12,501,514
TOTAL EQUITY FUNDS (Cost $67,813,492)		61,112,230
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Initial Class	1,110,329	6,628,662
Investment Grade Fixed-Income Funds - 36.3%
VIP Investment Grade Bond Portfolio Initial Class	3,761,762	46,119,202
TOTAL FIXED-INCOME FUNDS (Cost $53,770,505)		52,747,864
Short-Term Funds - 10.4%

VIP Money Market Portfolio Initial Class (Cost $13,201,696)	13,201,696	13,201,696
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $134,785,693)		$ 127,061,790
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 127,061,790	$ 127,061,790	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $134,785,693) - See accompanying schedule		$ 127,061,790
Cash		1,603
Receivable for investments sold		113,016
Receivable for fund shares sold		68,379
Total assets		127,244,788

Liabilities
Payable for investments purchased	$ 4,746
Payable for fund shares redeemed	132,808
Distribution fees payable	18,536
Total liabilities		156,090

Net Assets		$ 127,088,698
Net Assets consist of:
Paid in capital		$ 129,734,071
Undistributed net investment income		1,769,588
Accumulated undistributed net realized gain (loss) on investments		3,308,942
Net unrealized appreciation (depreciation) on investments		(7,723,903)
Net Assets		$ 127,088,698

Initial Class: Net Asset Value, offering price and redemption price per share ($25,067,541 ÷ 2,251,434 shares)		$ 11.13

Service Class: Net Asset Value, offering price and redemption price per share ($23,172,935 ÷ 2,084,285 shares)		$ 11.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($78,848,222 ÷ 7,113,444 shares)		$ 11.08

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,868,859
Interest		7
Total income		1,868,866

Expenses
Distribution fees	99,923
Independent trustees' compensation	259
Total expenses before reductions	100,182
Expense reductions	(259)	99,923
Net investment income (loss)		1,768,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(130,727)
Capital gain distributions from underlying funds	3,452,988	3,322,261
Change in net unrealized appreciation (depreciation) on underlying funds		(11,539,950)
Net gain (loss)		(8,217,689)
Net increase (decrease) in net assets resulting from operations		$ (6,448,746)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,768,943	$ 2,499,854
Net realized gain (loss)	3,322,261	3,742,046
Change in net unrealized appreciation (depreciation)	(11,539,950)	672,345
Net increase (decrease) in net assets resulting from operations	(6,448,746)	6,914,245
Distributions to shareholders from net investment income	-	(2,484,126)
Distributions to shareholders from net realized gain	(1,816,153)	(2,555,478)
Total distributions	(1,816,153)	(5,039,604)
Share transactions - net increase (decrease)	26,920,021	40,920,991
Total increase (decrease) in net assets	18,655,122	42,795,632

Net Assets
Beginning of period	108,433,576	65,637,944
End of period (including undistributed net investment income of $1,769,588 and undistributed net investment income of $699, respectively)	$ 127,088,698	$ 108,433,576

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 11.59	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.36	.28	.11
Net realized and unrealized gain (loss)	(.83)	.64	.78	.72
Total from investment operations	(.65)	1.00	1.06	.83
Distributions from net investment income	-	(.30)	(.20)	(.05)
Distributions from net realized gain	(.18)	(.33)	(.05)	-
Total distributions	(.18)	(.63)	(.25)	(.05)
Net asset value, end of period	$ 11.13	$ 11.96	$ 11.59	$ 10.78
Total Return B, C, D	(5.45)%	8.71%	9.82%	8.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	2.95%	2.48%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,068	$ 26,629	$ 20,992	$ 13,343
Portfolio turnover rate	18% A	21%	24%	24%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.58	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.35	.27	.10
Net realized and unrealized gain (loss)	(.82)	.64	.78	.72
Total from investment operations	(.65)	.99	1.05	.82
Distributions from net investment income	-	(.29)	(.19)	(.05)
Distributions from net realized gain	(.18)	(.33)	(.05)	-
Total distributions	(.18)	(.62)	(.24)	(.05)
Net asset value, end of period	$ 11.12	$ 11.95	$ 11.58	$ 10.77
Total Return B, C, D	(5.46)%	8.65%	9.78%	8.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	3.01% A	2.85%	2.39%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,173	$ 19,295	$ 5,984	$ 764
Portfolio turnover rate	18% A	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.56	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.33	.25	.09
Net realized and unrealized gain (loss)	(.82)	.64	.78	.72
Total from investment operations	(.66)	.97	1.03	.81
Distributions from net investment income	-	(.28)	(.18)	(.05)
Distributions from net realized gain	(.18)	(.33)	(.05)	-
Total distributions	(.18)	(.61)	(.23)	(.05)
Net asset value, end of period	$ 11.08	$ 11.92	$ 11.56	$ 10.76
Total Return B, C, D	(5.56)%	8.42%	9.58%	8.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.86% A	2.70%	2.24%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,848	$ 62,510	$ 38,662	$ 9,702
Portfolio turnover rate	18% A	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.9	7.4
VIP Equity-Income Portfolio Initial Class	7.3	7.6
VIP Growth & Income Portfolio Initial Class	7.9	8.3
VIP Growth Portfolio Initial Class	8.5	8.8
VIP Mid Cap Portfolio Initial Class	3.0	2.9
VIP Value Portfolio Initial Class	6.5	6.4
VIP Value Strategies Portfolio Initial Class	2.7	2.7
	42.8	44.1
International Equity Funds
VIP Overseas Portfolio Initial Class	11.1	11.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	6.2	5.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	33.3	32.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	6.6	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.8%
International Equity Funds	11.1%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	32.7%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	42.5%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 42.8%
VIP Contrafund Portfolio Initial Class	183,071	$ 4,368,083
VIP Equity-Income Portfolio Initial Class	225,272	4,597,806
VIP Growth & Income Portfolio Initial Class	366,737	4,965,620
VIP Growth Portfolio Initial Class	131,162	5,314,671
VIP Mid Cap Portfolio Initial Class	66,453	1,895,240
VIP Value Portfolio Initial Class	363,399	4,091,873
VIP Value Strategies Portfolio Initial Class	191,260	1,671,615
TOTAL DOMESTIC EQUITY FUNDS		26,904,908
International Equity Funds - 11.1%
VIP Overseas Portfolio Initial Class	345,000	6,972,442
TOTAL EQUITY FUNDS (Cost $37,641,420)		33,877,350
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 6.2%
VIP High Income Portfolio Initial Class	650,628	3,884,247
Investment Grade Fixed-Income Funds - 33.3%
VIP Investment Grade Bond Portfolio Initial Class	1,706,118	20,917,009
TOTAL FIXED-INCOME FUNDS (Cost $25,393,810)		24,801,256
Short-Term Funds - 6.6%

VIP Money Market Portfolio Initial Class (Cost $4,115,042)	4,115,042	4,115,042
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $67,150,272)		$ 62,793,648
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 62,793,648	$ 62,793,648	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $67,150,272) - See accompanying schedule		$ 62,793,648
Cash		5,238
Receivable for investments sold		221,285
Receivable for fund shares sold		25,603
Total assets		63,045,774

Liabilities
Payable for investments purchased	$ 5,441
Payable for fund shares redeemed	246,951
Distribution fees payable	6,215
Total liabilities		258,607

Net Assets		$ 62,787,167
Net Assets consist of:
Paid in capital		$ 64,467,487
Undistributed net investment income		810,130
Accumulated undistributed net realized gain (loss) on investments		1,866,174
Net unrealized appreciation (depreciation) on investments		(4,356,624)
Net Assets		$ 62,787,167

Initial Class: Net Asset Value, offering price and redemption price per share ($33,140,130 ÷ 2,932,446 shares)		$ 11.30

Service Class: Net Asset Value, offering price and redemption price per share ($690,698 ÷ 61,149 shares)		$ 11.30

Service Class 2: Net Asset Value, offering price and redemption price per share ($28,956,339 ÷ 2,572,726 shares)		$ 11.26

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 844,662

Expenses
Distribution fees	34,532
Independent trustees' compensation	134
Total expenses before reductions	34,666
Expense reductions	(134)	34,532
Net investment income (loss)		810,130
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(45,639)
Capital gain distributions from underlying funds	1,941,679	1,896,040
Change in net unrealized appreciation (depreciation) on underlying funds		(6,551,844)
Net gain (loss)		(4,655,804)
Net increase (decrease) in net assets resulting from operations		$ (3,845,674)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 810,130	$ 1,338,630
Net realized gain (loss)	1,896,040	2,342,494
Change in net unrealized appreciation (depreciation)	(6,551,844)	140,064
Net increase (decrease) in net assets resulting from operations	(3,845,674)	3,821,188
Distributions to shareholders from net investment income	-	(1,528,528)
Distributions to shareholders from net realized gain	(1,150,582)	(1,568,554)
Total distributions	(1,150,582)	(3,097,082)
Share transactions - net increase (decrease)	9,029,835	23,906,125
Total increase (decrease) in net assets	4,033,579	24,630,231

Net Assets
Beginning of period	58,753,588	34,123,357
End of period (including undistributed net investment income of $810,130 and $0, respectively)	$ 62,787,167	$ 58,753,588

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.37	.27	.11
Net realized and unrealized gain (loss)	(.92)	.73	.94	.90
Total from investment operations	(.76)	1.10	1.21	1.01
Distributions from net investment income	-	(.36)	(.14)	(.06)
Distributions from net realized gain	(.23)	(.38)	(.09)	-
Total distributions	(.23)	(.74)	(.23)	(.06)
Net asset value, end of period	$ 11.30	$ 12.29	$ 11.93	$ 10.95
Total Return B, C, D	(6.21)%	9.33%	11.04%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.75% A	2.93%	2.34%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,140	$ 33,780	$ 23,712	$ 13,930
Portfolio turnover rate	16% A	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.35	.26	.10
Net realized and unrealized gain (loss)	(.91)	.74	.94	.90
Total from investment operations	(.76)	1.09	1.20	1.00
Distributions from net investment income	-	(.35)	(.13)	(.05)
Distributions from net realized gain	(.23)	(.38)	(.09)	-
Total distributions	(.23)	(.73)	(.22)	(.05)
Net asset value, end of period	$ 11.30	$ 12.29	$ 11.93	$ 10.95
Total Return B, C, D	(6.21)%	9.23%	10.94%	10.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	2.65% A	2.83%	2.24%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 691	$ 477	$ 427	$ 385
Portfolio turnover rate	16% A	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 11.91	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.33	.24	.09
Net realized and unrealized gain (loss)	(.91)	.74	.95	.90
Total from investment operations	(.77)	1.07	1.19	.99
Distributions from net investment income	-	(.34)	(.13)	(.05)
Distributions from net realized gain	(.23)	(.38)	(.09)	-
Total distributions	(.23)	(.72)	(.22)	(.05)
Net asset value, end of period	$ 11.26	$ 12.26	$ 11.91	$ 10.94
Total Return B, C, D	(6.31)%	9.07%	10.84%	9.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	2.50% A	2.68%	2.09%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,956	$ 24,497	$ 9,984	$ 653
Portfolio turnover rate	16% A	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.5	9.0
VIP Equity-Income Portfolio Initial Class	9.0	9.2
VIP Growth & Income Portfolio Initial Class	9.7	10.0
VIP Growth Portfolio Initial Class	10.3	10.7
VIP Mid Cap Portfolio Initial Class	3.7	3.6
VIP Value Portfolio Initial Class	8.0	7.8
VIP Value Strategies Portfolio Initial Class	3.3	3.3
	52.5	53.6
International Equity Funds
VIP Overseas Portfolio Initial Class	13.6	13.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.9	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	25.5	24.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.5	0.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.5%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.9%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	0.5%
Cash Equivalents	0.0%

Six months ago
Domestic Equity Funds	53.6%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	24.9%
Short-Term Funds	0.4%

Expected
Domestic Equity Funds	52.4%
International Equity Funds	13.1%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	25.9%
Short-Term Funds	1.3%
Cash Equivalents	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Initial Class	671,752	$ 16,028,000
VIP Equity-Income Portfolio Initial Class	828,426	16,908,176
VIP Growth & Income Portfolio Initial Class	1,346,631	18,233,384
VIP Growth Portfolio Initial Class	480,696	19,477,820
VIP Mid Cap Portfolio Initial Class	243,655	6,949,050
VIP Value Portfolio Initial Class	1,333,720	15,017,688
VIP Value Strategies Portfolio Initial Class	703,464	6,148,278
TOTAL DOMESTIC EQUITY FUNDS		98,762,396
International Equity Funds - 13.6%
VIP Overseas Portfolio Initial Class	1,263,266	25,530,610
TOTAL EQUITY FUNDS (Cost $139,627,994)		124,293,006
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 7.9%
VIP High Income Portfolio Initial Class	2,476,825	14,786,643
Investment Grade Fixed-Income Funds - 25.5%
VIP Investment Grade Bond Portfolio Initial Class	3,907,157	47,901,750
TOTAL FIXED-INCOME FUNDS (Cost $64,387,366)		62,688,393
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $30,000)	$ 30,001	30,000
Short-Term Funds - 0.5%
	Shares
VIP Money Market Portfolio Initial Class (Cost $1,001,896)	1,001,896	1,001,896
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $205,047,256)		$ 188,013,295
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 188,013,295	$ 187,983,295	$ 30,000	$ -
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 6,383
Goldman, Sachs & Co.	2,878
ING Financial Markets LLC	10,860
Merrill Lynch Government Securities, Inc.	9,879
$ 30,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $30,000 (cost $205,047,256) - See accompanying schedule		$ 188,013,295
Cash		219
Receivable for investments sold		1,026,555
Receivable for fund shares sold		283,481
Total assets		189,323,550

Liabilities
Payable for investments purchased	$ 150,282
Payable for fund shares redeemed	1,086,111
Distribution fees payable	30,021
Total liabilities		1,266,414

Net Assets		$ 188,057,136
Net Assets consist of:
Paid in capital		$ 197,198,793
Undistributed net investment income		1,574,896
Accumulated undistributed net realized gain (loss) on investments		6,317,408
Net unrealized appreciation (depreciation) on investments		(17,033,961)
Net Assets		$ 188,057,136

Initial Class: Net Asset Value, offering price and redemption price per share ($31,997,856 ÷ 2,811,026 shares)		$ 11.38

Service Class: Net Asset Value, offering price and redemption price per share ($22,616,522 ÷ 1,990,450 shares)		$ 11.36

Service Class 2: Net Asset Value, offering price and redemption price per share ($133,442,758 ÷ 11,772,309 shares)		$ 11.34

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,741,464
Interest		89
Total income		1,741,553

Expenses
Distribution fees	$ 166,657
Independent trustees' compensation	388
Total expenses before reductions	167,045
Expense reductions	(388)	166,657
Net investment income (loss)		1,574,896
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(403,828)
Capital gain distributions from underlying funds	6,831,090	6,427,262
Change in net unrealized appreciation (depreciation) on underlying funds		(22,105,417)
Net gain (loss)		(15,678,155)
Net increase (decrease) in net assets resulting from operations		$ (14,103,259)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,574,896	$ 3,296,521
Net realized gain (loss)	6,427,262	7,551,987
Change in net unrealized appreciation (depreciation)	(22,105,417)	(232,295)
Net increase (decrease) in net assets resulting from operations	(14,103,259)	10,616,213
Distributions to shareholders from net investment income	-	(3,307,398)
Distributions to shareholders from net realized gain	(3,990,289)	(4,726,644)
Total distributions	(3,990,289)	(8,034,042)
Share transactions - net increase (decrease)	35,409,405	83,437,561
Total increase (decrease) in net assets	17,315,857	86,019,732

Net Assets
Beginning of period	170,741,279	84,721,547
End of period (including undistributed net investment income of $1,574,896 and $0, respectively)	$ 188,057,136	$ 170,741,279

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 12.10	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.35	.26	.13
Net realized and unrealized gain (loss)	(1.08)	.88	1.06	1.00
Total from investment operations	(.97)	1.23	1.32	1.13
Distributions from net investment income	-	(.27)	(.18)	(.06)
Distributions from net realized gain	(.28)	(.43)	(.11)	-
Total distributions	(.28)	(.70) I	(.29)	(.06)
Net asset value, end of period	$ 11.38	$ 12.63	$ 12.10	$ 11.07
Total Return B, C, D	(7.72)%	10.23%	11.95%	11.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.95% A	2.76%	2.21%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,998	$ 31,465	$ 21,356	$ 16,085
Portfolio turnover rate	19% A	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.698 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.09	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.34	.25	.12
Net realized and unrealized gain (loss)	(1.09)	.88	1.06	1.01
Total from investment operations	(.98)	1.22	1.31	1.13
Distributions from net investment income	-	(.26)	(.18)	(.06)
Distributions from net realized gain	(.28)	(.43)	(.11)	-
Total distributions	(.28)	(.69) I	(.29)	(.06)
Net asset value, end of period	$ 11.36	$ 12.62	$ 12.09	$ 11.07
Total Return B, C, D	(7.80)%	10.17%	11.81%	11.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	1.85% A	2.66%	2.11%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,617	$ 19,881	$ 6,555	$ 1,586
Portfolio turnover rate	19% A	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.689 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.08	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.32	.23	.11
Net realized and unrealized gain (loss)	(1.08)	.87	1.07	1.01
Total from investment operations	(.98)	1.19	1.30	1.12
Distributions from net investment income	-	(.25)	(.17)	(.06)
Distributions from net realized gain	(.28)	(.43)	(.11)	-
Total distributions	(.28)	(.67) I	(.28)	(.06)
Net asset value, end of period	$ 11.34	$ 12.60	$ 12.08	$ 11.06
Total Return B, C, D	(7.81)%	9.97%	11.70%	11.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	1.70% A	2.51%	1.96%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,443	$ 119,395	$ 56,810	$ 16,414
Portfolio turnover rate	19% A	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.674 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.9	9.4
VIP Equity-Income Portfolio Initial Class	9.4	9.8
VIP Growth & Income Portfolio Initial Class	10.2	10.6
VIP Growth Portfolio Initial Class	10.8	11.1
VIP Mid Cap Portfolio Initial Class	3.9	3.8
VIP Value Portfolio Initial Class	8.4	8.3
VIP Value Strategies Portfolio Initial Class	3.4	3.5
	55.0	56.5
International Equity Funds
VIP Overseas Portfolio Initial Class	14.3	14.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	8.0	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	22.7	21.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.0%
International Equity Funds	14.3%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	22.7%

Six months ago
Domestic Equity Funds	56.5%
International Equity Funds	14.1%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	21.9%

Expected
Domestic Equity Funds	56.1%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.3%
	Shares	Value
Domestic Equity Funds - 55.0%
VIP Contrafund Portfolio Initial Class	74,077	$ 1,767,474
VIP Equity-Income Portfolio Initial Class	91,322	1,863,874
VIP Growth & Income Portfolio Initial Class	148,516	2,010,913
VIP Growth Portfolio Initial Class	52,926	2,144,568
VIP Mid Cap Portfolio Initial Class	26,903	767,281
VIP Value Portfolio Initial Class	147,390	1,659,613
VIP Value Strategies Portfolio Initial Class	77,577	678,023
TOTAL DOMESTIC EQUITY FUNDS		10,891,746
International Equity Funds - 14.3%
VIP Overseas Portfolio Initial Class	139,797	2,825,296
TOTAL EQUITY FUNDS (Cost $15,452,307)		13,717,042
Fixed-Income Funds - 30.7%

High Yield Fixed-Income Funds - 8.0%
VIP High Income Portfolio Initial Class	264,267	1,577,677
Investment Grade Fixed-Income Funds - 22.7%
VIP Investment Grade Bond Portfolio Initial Class	365,872	4,485,594
TOTAL FIXED-INCOME FUNDS (Cost $6,247,596)		6,063,271
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,699,903)		$ 19,780,313
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,780,313	$ 19,780,313	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $21,699,903) - See accompanying schedule		$ 19,780,313
Receivable for investments sold		1,252
Receivable for fund shares sold		2,924
Total assets		19,784,489

Liabilities
Payable to custodian bank	$ 206
Payable for fund shares redeemed	5,518
Distribution fees payable	1,031
Total liabilities		6,755

Net Assets		$ 19,777,734
Net Assets consist of:
Paid in capital		$ 20,772,075
Undistributed net investment income		170,400
Accumulated undistributed net realized gain (loss) on investments		754,849
Net unrealized appreciation (depreciation) on investments		(1,919,590)
Net Assets		$ 19,777,734

Initial Class: Net Asset Value, offering price and redemption price per share ($14,912,100 ÷ 1,310,241 shares)		$ 11.38

Service Class: Net Asset Value, offering price and redemption price per share ($468,020 ÷ 41,155 shares)		$ 11.37

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,397,614 ÷ 387,812 shares)		$ 11.34

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 176,226

Expenses
Distribution fees	$ 5,826
Independent trustees' compensation	44
Total expenses before reductions	5,870
Expense reductions	(44)	5,826
Net investment income (loss)		170,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(56,447)
Capital gain distributions from underlying funds	826,156	769,709
Change in net unrealized appreciation (depreciation) on underlying funds		(2,556,056)
Net gain (loss)		(1,786,347)
Net increase (decrease) in net assets resulting from operations		$ (1,615,947)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,400	$ 390,473
Net realized gain (loss)	769,709	899,076
Change in net unrealized appreciation (depreciation)	(2,556,056)	(188,158)
Net increase (decrease) in net assets resulting from operations	(1,615,947)	1,101,391
Distributions to shareholders from net investment income	-	(392,829)
Distributions to shareholders from net realized gain	(490,772)	(575,210)
Total distributions	(490,772)	(968,039)
Share transactions - net increase (decrease)	2,192,574	10,198,355
Total increase (decrease) in net assets	85,855	10,331,707

Net Assets
Beginning of period	19,691,879	9,360,172
End of period (including undistributed net investment income of $170,400 and $0, respectively)	$ 19,777,734	$ 19,691,879

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.38	.23	.11
Net realized and unrealized gain (loss)	(1.13)	.89	1.17	1.12
Total from investment operations	(1.03)	1.27	1.40	1.23
Distributions from net investment income	-	(.27)	(.21)	(.07)
Distributions from net realized gain	(.30)	(.47)	(.17)	-
Total distributions	(.30)	(.74)	(.38)	(.07)
Net asset value, end of period	$ 11.38	$ 12.71	$ 12.18	$ 11.16
Total Return B, C, D	(8.14)%	10.50%	12.49%	12.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.75% A	2.95%	1.95%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,912	$ 15,197	$ 8,363	$ 4,825
Portfolio turnover rate	27% A	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.37	.22	.10
Net realized and unrealized gain (loss)	(1.13)	.87	1.16	1.12
Total from investment operations	(1.03)	1.24	1.38	1.22
Distributions from net investment income	-	(.25)	(.19)	(.06)
Distributions from net realized gain	(.30)	(.47)	(.17)	-
Total distributions	(.30)	(.72)	(.36)	(.06)
Net asset value, end of period	$ 11.37	$ 12.70	$ 12.18	$ 11.16
Total Return B, C, D	(8.15)%	10.31%	12.39%	12.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	1.65% A	2.85%	1.85%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 468	$ 497	$ 441	$ 393
Portfolio turnover rate	27% A	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.17	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.35	.20	.09
Net realized and unrealized gain (loss)	(1.13)	.89	1.16	1.12
Total from investment operations	(1.04)	1.24	1.36	1.21
Distributions from net investment income	-	(.26)	(.18)	(.05)
Distributions from net realized gain	(.30)	(.47)	(.17)	-
Total distributions	(.30)	(.73)	(.35)	(.05)
Net asset value, end of period	$ 11.34	$ 12.68	$ 12.17	$ 11.16
Total Return B, C, D	(8.24)%	10.26%	12.18%	12.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	1.50% A	2.70%	1.70%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,398	$ 3,998	$ 556	$ 392
Portfolio turnover rate	27% A	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.8
VIP Equity-Income Portfolio Initial Class	10.9	11.2
VIP Growth & Income Portfolio Initial Class	11.8	12.2
VIP Growth Portfolio Initial Class	12.6	13.0
VIP Mid Cap Portfolio Initial Class	4.5	4.3
VIP Value Portfolio Initial Class	9.7	9.5
VIP Value Strategies Portfolio Initial Class	4.0	3.9
	63.9	64.9
International Equity Funds
VIP Overseas Portfolio Initial Class	16.6	16.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	8.0	7.6
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	11.5	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	63.9%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	11.5%

Six months ago
Domestic Equity Funds	64.9%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	11.0%

Expected
Domestic Equity Funds	63.8%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.5%
	Shares	Value
Domestic Equity Funds - 63.9%
VIP Contrafund Portfolio Initial Class	269,407	$ 6,428,060
VIP Equity-Income Portfolio Initial Class	330,179	6,738,958
VIP Growth & Income Portfolio Initial Class	538,813	7,295,530
VIP Growth Portfolio Initial Class	192,848	7,814,202
VIP Mid Cap Portfolio Initial Class	97,687	2,786,021
VIP Value Portfolio Initial Class	532,573	5,996,774
VIP Value Strategies Portfolio Initial Class	280,026	2,447,427
TOTAL DOMESTIC EQUITY FUNDS		39,506,972
International Equity Funds - 16.6%
VIP Overseas Portfolio Initial Class	508,738	10,281,603
TOTAL EQUITY FUNDS (Cost $55,734,527)		49,788,575
Fixed-Income Funds - 19.5%

High Yield Fixed - Income Funds - 8.0%
VIP High Income Portfolio Initial Class	833,556	4,976,332
Investment Grade Fixed - Income Funds - 11.5%
VIP Investment Grade Bond Portfolio Initial Class	578,628	7,093,974
TOTAL FIXED-INCOME FUNDS (Cost $12,530,815)		12,070,306
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $68,265,342)		$ 61,858,881
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 61,858,881	$ 61,858,881	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $68,265,342) - See accompanying schedule		$ 61,858,881
Cash		23,272
Receivable for fund shares sold		92,845
Total assets		61,974,998

Liabilities
Payable for investments purchased	$ 86,375
Payable for fund shares redeemed	20,629
Distribution fees payable	6,673
Total liabilities		113,677

Net Assets		$ 61,861,321
Net Assets consist of:
Paid in capital		$ 65,254,245
Undistributed net investment income		234,920
Accumulated undistributed net realized gain (loss) on investments		2,778,617
Net unrealized appreciation (depreciation) on investments		(6,406,461)
Net Assets		$ 61,861,321

Initial Class: Net Asset Value, offering price and redemption price per share ($22,405,691 ÷ 1,956,349 shares)		$ 11.45

Service Class: Net Asset Value, offering price and redemption price per share ($13,815,320 ÷ 1,208,014 shares)		$ 11.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($25,640,310 ÷ 2,247,117 shares)		$ 11.41

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 273,139
Interest		17
Total income		273,156

Expenses
Distribution fees	38,236
Independent trustees' compensation	135
Total expenses before reductions	38,371
Expense reductions	(135)	38,236
Net investment income (loss)		234,920
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(109,753)
Capital gain distributions from underlying funds	2,913,771	2,804,018
Change in net unrealized appreciation (depreciation) on underlying funds		(8,934,548)
Net gain (loss)		(6,130,530)
Net increase (decrease) in net assets resulting from operations		$ (5,895,610)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 234,920	$ 1,188,296
Net realized gain (loss)	2,804,018	3,391,629
Change in net unrealized appreciation (depreciation)	(8,934,548)	(28,674)
Net increase (decrease) in net assets resulting from operations	(5,895,610)	4,551,251
Distributions to shareholders from net investment income	-	(1,194,475)
Distributions to shareholders from net realized gain	(1,741,695)	(2,163,007)
Total distributions	(1,741,695)	(3,357,482)
Share transactions - net increase (decrease)	8,699,596	25,665,961
Total increase (decrease) in net assets	1,062,291	26,859,730

Net Assets
Beginning of period	60,799,030	33,939,300
End of period (including undistributed net investment income of $234,920 and $0, respectively)	$ 61,861,321	$ 60,799,030

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.34	.24	.13
Net realized and unrealized gain (loss)	(1.26)	1.06	1.25	1.21
Total from investment operations	(1.21)	1.40	1.49	1.34
Distributions from net investment income	-	(.28)	(.19)	(.07)
Distributions from net realized gain	(.36)	(.54)	(.13)	-
Total distributions	(.36)	(.82)	(.32)	(.07)
Net asset value, end of period	$ 11.45	$ 13.02	$ 12.44	$ 11.27
Total Return B, C, D	(9.39)%	11.37%	13.20%	13.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.89% A	2.56%	2.05%	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,406	$ 23,767	$ 14,298	$ 8,262
Portfolio turnover rate	21% A	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.33	.23	.12
Net realized and unrealized gain (loss)	(1.26)	1.05	1.25	1.21
Total from investment operations	(1.21)	1.38	1.48	1.33
Distributions from net investment income	-	(.27)	(.18)	(.06)
Distributions from net realized gain	(.36)	(.54)	(.13)	-
Total distributions	(.36)	(.81)	(.31)	(.06)
Net asset value, end of period	$ 11.44	$ 13.01	$ 12.44	$ 11.27
Total Return B, C, D	(9.39)%	11.21%	13.15%	13.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	.79% A	2.46%	1.95%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,815	$ 12,884	$ 3,867	$ 958
Portfolio turnover rate	21% A	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.42	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.31	.21	.11
Net realized and unrealized gain (loss)	(1.26)	1.05	1.25	1.21
Total from investment operations	(1.22)	1.36	1.46	1.32
Distributions from net investment income	-	(.25)	(.17)	(.06)
Distributions from net realized gain	(.36)	(.54)	(.13)	-
Total distributions	(.36)	(.79)	(.30)	(.06)
Net asset value, end of period	$ 11.41	$ 12.99	$ 12.42	$ 11.26
Total Return B, C, D	(9.49)%	11.08%	12.92%	13.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	.64% A	2.31%	1.80%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,640	$ 24,148	$ 15,774	$ 7,396
Portfolio turnover rate	21% A	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio and VIP Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Income	$ 17,022,190	$ 99,769	$ (515,355)	$ (415,586)
VIP Freedom 2005	7,822,992	165,713	(419,382)	(253,669)
VIP Freedom 2010	134,788,704	1,343,394	(9,070,308)	(7,726,914)
VIP Freedom 2015	67,150,664	870,402	(5,227,418)	(4,357,016)
VIP Freedom 2020	205,047,686	2,533,572	(19,567,963)	(17,034,391)
VIP Freedom 2025	21,700,135	337,948	(2,257,770)	(1,919,822)
VIP Freedom 2030	68,265,577	1,228,113	(7,634,809)	(6,406,696)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	6,357,081	3,089,411
VIP Freedom 2005	1,260,500	2,916,213
VIP Freedom 2010	40,967,945	10,684,663
VIP Freedom 2015	15,462,748	4,830,447
VIP Freedom 2020	57,149,282	17,423,814
VIP Freedom 2025	5,425,430	2,725,072
VIP Freedom 2030	16,425,782	6,327,242

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 205	$ 6,864	$ 7,069
VIP Freedom 2005	219	561	780
VIP Freedom 2010	11,288	88,635	99,923
VIP Freedom 2015	241	34,291	34,532
VIP Freedom 2020	10,818	155,839	166,657
VIP Freedom 2025	235	5,591	5,826
VIP Freedom 2030	6,682	31,554	38,236

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Income
Initial Class	0%	$ 24
Service Class	.10%	1
Service Class 2.25%		11
VIP Freedom 2005
Initial Class	0%	18
Service Class	.10%	1
Service Class 2.25%		1
VIP Freedom 2010
Initial Class	0%	51
Service Class	.10%	47
Service Class 2.25%		161
VIP Freedom 2015
Initial Class	0%	71
Service Class	.10%	1
Service Class 2.25%		62
VIP Freedom 2020
Initial Class	0%	66
Service Class	.10%	47
Service Class 2.25%		275
VIP Freedom 2025
Initial Class	0%	34
Service Class	.10%	1
Service Class 2.25%		9
VIP Freedom 2030
Initial Class	0%	49
Service Class	.10%	30
Service Class 2.25%		56

Semiannual Report

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the VIP Freedom Funds were the owners of record, in the aggregate, of approximately 49% of the total outstanding shares of VIP Value Portfolio. At the end of the period, FMR or its affilates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	56%	2	35%
VIP Freedom 2005	97%	-	-
VIP Freedom 2010	18%	1	59%
VIP Freedom 2015	50%	1	35%
VIP Freedom 2020	15%	2	74%
VIP Freedom 2025	66%	1	11%
VIP Freedom 2030	28%	1	53%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
VIP Freedom Income
From net investment income
Initial Class	$ 4,918	$ 389,472
Service Class	192	15,761
Service Class 2	2,509	131,697
Total	$ 7,619	$ 536,930
From net realized gain
Initial Class	$ 103,292	$ 105,776
Service Class	4,027	4,392
Service Class 2	52,680	33,529
Total	$ 159,999	$ 143,697
VIP Freedom 2005
From net investment income
Initial Class	$ 3,283	$ 251,310
Service Class	194	11,833
Service Class 2	197	11,404
Total	$ 3,674	$ 274,547
From net realized gain
Initial Class	$ 160,892	$ 331,682
Service Class	9,488	16,986
Service Class 2	9,638	17,275
Total	$ 180,018	$ 365,943
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 656,116
Service Class	-	445,976
Service Class 2	-	1,382,034
Total	$ -	$ 2,484,126
From net realized gain
Initial Class	$ 412,274	$ 670,107
Service Class	364,377	394,049
Service Class 2	1,039,502	1,491,322
Total	$ 1,816,153	$ 2,555,478

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended June 30, 2008	Year ended December 31, 2007
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 919,677
Service Class	-	12,891
Service Class 2	-	595,960
Total	$ -	$ 1,528,528
From net realized gain
Initial Class	$ 632,921	$ 938,900
Service Class	8,929	13,956
Service Class 2	508,732	615,698
Total	$ 1,150,582	$ 1,568,554
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 652,197
Service Class	-	399,422
Service Class 2	-	2,255,779
Total	$ -	$ 3,307,398
From net realized gain
Initial Class	$ 721,076	$ 924,317
Service Class	497,430	520,253
Service Class 2	2,771,783	3,282,074
Total	$ 3,990,289	$ 4,726,644
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 306,188
Service Class	-	9,470
Service Class 2	-	77,171
Total	$ -	$ 392,829
From net realized gain
Initial Class	$ 368,446	$ 464,560
Service Class	11,744	17,406
Service Class 2	110,582	93,244
Total	$ 490,772	$ 575,210
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 488,612
Service Class	-	255,840
Service Class 2	-	450,023
Total	$ -	$ 1,194,475
From net realized gain
Initial Class	$ 634,252	$ 856,913
Service Class	379,650	417,687
Service Class 2	727,793	888,407
Total	$ 1,741,695	$ 2,163,007

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
VIP Freedom Income
Initial Class
Shares sold	289,741	685,787	$ 3,069,633	$ 7,557,523
Reinvestment of distributions	10,267	45,868	108,210	495,249
Shares redeemed	(188,542)	(680,725)	(2,007,382)	(7,558,034)
Net increase (decrease)	111,466	50,930	$ 1,170,461	$ 494,738
Service Class
Reinvestment of distributions	400	1,867	4,219	20,153
Shares redeemed	(1,924)	-	(20,314)	-
Net increase (decrease)	(1,524)	1,867	$ (16,095)	$ 20,153
Service Class 2
Shares sold	280,827	255,437	$ 2,975,855	$ 2,785,548
Reinvestment of distributions	5,246	15,330	55,189	165,225
Shares redeemed	(117,055)	(37,092)	(1,238,340)	(408,034)
Net increase (decrease)	169,018	233,675	$ 1,792,704	$ 2,542,739
VIP Freedom 2005
Initial Class
Shares sold	56,626	398,715	$ 634,861	$ 4,787,205
Reinvestment of distributions	15,117	50,295	164,175	582,992
Shares redeemed	(242,931)	(344,897)	(2,679,978)	(4,068,626)
Net increase (decrease)	(171,188)	104,113	$ (1,880,942)	$ 1,301,571
Service Class
Shares sold	2,308	-	$ 25,663	$ -
Reinvestment of distributions	892	2,487	9,682	28,820
Shares redeemed	(2,124)	-	(23,000)	-
Net increase (decrease)	1,076	2,487	$ 12,345	$ 28,820
Service Class 2
Shares sold	5,289	726	$ 58,585	$ 8,434
Reinvestment of distributions	906	2,477	9,835	28,679
Shares redeemed	(3,416)	(16)	(37,111)	(187)
Net increase (decrease)	2,779	3,187	$ 31,309	$ 36,926
VIP Freedom 2010
Initial Class
Shares sold	462,943	828,873	$ 5,297,474	$ 10,012,337
Reinvestment of distributions	36,614	111,133	412,274	1,326,223
Shares redeemed	(474,370)	(525,621)	(5,414,930)	(6,297,794)
Net increase (decrease)	25,187	414,385	$ 294,818	$ 5,040,766
Service Class
Shares sold	958,829	1,541,928	$ 10,943,017	$ 18,694,544
Reinvestment of distributions	32,389	70,366	364,377	840,025
Shares redeemed	(521,634)	(514,426)	(5,919,552)	(6,273,125)
Net increase (decrease)	469,584	1,097,868	$ 5,387,842	$ 13,261,444
Service Class 2
Shares sold	2,234,636	2,466,070	$ 25,392,728	$ 29,558,142
Reinvestment of distributions	92,647	241,528	1,039,502	2,873,356
Shares redeemed	(456,418)	(810,681)	(5,194,869)	(9,812,717)
Net increase (decrease)	1,870,865	1,896,917	$ 21,237,361	$ 22,618,781

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
VIP Freedom 2015
Initial Class
Shares sold	484,263	1,246,967	$ 5,624,096	$ 15,630,773
Reinvestment of distributions	55,277	151,849	632,921	1,858,577
Shares redeemed	(354,690)	(639,202)	(4,126,309)	(8,014,311)
Net increase (decrease)	184,850	759,614	$ 2,130,708	$ 9,475,039
Service Class
Shares sold	23,597	810	$ 271,137	$ 10,000
Reinvestment of distributions	780	2,195	8,929	26,847
Shares redeemed	(2,048)	-	(23,377)	-
Net increase (decrease)	22,329	3,005	$ 256,689	$ 36,847
Service Class 2
Shares sold	720,400	1,142,941	$ 8,339,583	$ 14,217,661
Reinvestment of distributions	44,587	99,078	508,732	1,211,658
Shares redeemed	(190,276)	(82,606)	(2,205,877)	(1,035,080)
Net increase (decrease)	574,711	1,159,413	$ 6,642,438	$ 14,394,239
VIP Freedom 2020
Initial Class
Shares sold	763,295	1,051,777	$ 8,941,425	$ 13,569,797
Reinvestment of distributions	62,322	125,271	721,076	1,576,514
Shares redeemed	(505,383)	(450,780)	(5,895,716)	(5,731,905)
Net increase (decrease)	320,234	726,268	$ 3,766,785	$ 9,414,406
Service Class
Shares sold	770,384	1,195,293	$ 9,017,648	$ 15,239,157
Reinvestment of distributions	43,067	72,983	497,430	919,675
Shares redeemed	(398,773)	(234,570)	(4,698,326)	(3,023,931)
Net increase (decrease)	414,678	1,033,706	$ 4,816,752	$ 13,134,901
Service Class 2
Shares sold	2,973,539	4,990,327	$ 34,929,920	$ 63,745,796
Reinvestment of distributions	240,397	440,649	2,771,783	5,537,853
Shares redeemed	(919,789)	(656,261)	(10,875,835)	(8,395,395)
Net increase (decrease)	2,294,147	4,774,715	$ 26,825,868	$ 60,888,254
VIP Freedom 2025
Initial Class
Shares sold	228,409	622,753	$ 2,672,217	$ 8,070,203
Reinvestment of distributions	31,818	60,941	368,446	770,748
Shares redeemed	(145,973)	(174,322)	(1,731,307)	(2,213,504)
Net increase (decrease)	114,254	509,372	$ 1,309,356	$ 6,627,447
Service Class
Shares sold	3,059	788	$ 35,635	$ 10,000
Reinvestment of distributions	1,015	2,131	11,744	26,876
Shares redeemed	(2,067)	-	(23,834)	-
Net increase (decrease)	2,007	2,919	$ 23,545	$ 36,876
Service Class 2
Shares sold	149,892	265,377	$ 1,757,986	$ 3,480,937
Reinvestment of distributions	9,574	13,434	110,582	170,415
Shares redeemed	(87,010)	(9,100)	(1,008,895)	(117,320)
Net increase (decrease)	72,456	269,711	$ 859,673	$ 3,534,032

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
VIP Freedom 2030
Initial Class
Shares sold	389,976	996,989	$ 4,628,428	$ 13,223,488
Reinvestment of distributions	54,302	103,604	634,252	1,345,525
Shares redeemed	(312,787)	(424,689)	(3,756,627)	(5,631,778)
Net increase (decrease)	131,491	675,904	$ 1,506,053	$ 8,937,235
Service Class
Shares sold	399,633	734,873	$ 4,760,582	$ 9,669,259
Reinvestment of distributions	32,532	51,784	379,650	673,527
Shares redeemed	(214,356)	(107,374)	(2,560,820)	(1,424,042)
Net increase (decrease)	217,809	679,283	$ 2,579,412	$ 8,918,744
Service Class 2
Shares sold	491,125	711,415	$ 5,852,092	$ 9,456,604
Reinvestment of distributions	62,471	103,352	727,793	1,338,430
Shares redeemed	(165,023)	(226,223)	(1,965,754)	(2,985,052)
Net increase (decrease)	388,573	588,544	$ 4,614,131	$ 7,809,982

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Initial Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

Semiannual Report

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than VIP Freedom Income Portfolio) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

VIP Freedom 2005 Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2010 Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2015 Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2020 Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

VIP Freedom 2025 Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2030 Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Income Portfolio

The Board stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

Semiannual Report

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Initial Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Initial Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expenses of each of Initial Class and Service Class of each fund ranked below its competitive median for 2007, and the total expenses of Service Class 2 of each fund ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFF2K-SANN-0808
1.819548.104

Fidelity® Variable Insurance Products:
Investor Freedom® Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investor Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Portfolios

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
VIP Investor Freedom Income
Actual	$ 1,000.00	$ 984.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2005
Actual	$ 1,000.00	$ 948.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2010
Actual	$ 1,000.00	$ 946.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2015
Actual	$ 1,000.00	$ 937.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2020
Actual	$ 1,000.00	$ 922.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2025
Actual	$ 1,000.00	$ 918.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2030
Actual	$ 1,000.00	$ 905.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.0	3.2
VIP Equity-Income Portfolio Investor Class	3.1	3.3
VIP Growth & Income Portfolio Investor Class	3.4	3.6
VIP Growth Portfolio Investor Class	3.7	3.9
VIP Mid Cap Portfolio Investor Class	1.3	1.3
VIP Value Portfolio Investor Class	2.8	2.8
VIP Value Strategies Portfolio Investor Class	1.1	1.2
	18.4	19.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.1	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.3	35.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	41.2	40.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	18.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	35.3%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	19.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	40.2%

The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.4%
	Shares	Value
Domestic Equity Funds - 18.4%
VIP Contrafund Portfolio Investor Class	26,626	$ 632,892
VIP Equity-Income Portfolio Investor Class	32,542	662,225
VIP Growth & Income Portfolio Investor Class	53,252	718,372
VIP Growth Portfolio Investor Class	19,082	770,719
VIP Mid Cap Portfolio Investor Class	9,681	275,139
VIP Value Portfolio Investor Class	52,592	591,139
VIP Value Strategies Portfolio Investor Class	27,784	241,717
TOTAL EQUITY FUNDS (Cost $4,419,281)		3,892,203
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	180,125	1,071,743
Investment Grade Fixed-Income Funds - 35.3%
VIP Investment Grade Bond Portfolio Investor Class	609,446	7,453,523
TOTAL FIXED-INCOME FUNDS (Cost $8,673,500)		8,525,266
Short-Term Funds - 41.2%

VIP Money Market Portfolio Investor Class (Cost $8,688,264)	8,688,265	8,688,265
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,781,045)		$ 21,105,734
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,105,734	$ 21,105,734	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $21,781,045) - See accompanying schedule		$ 21,105,734
Cash		45
Receivable for investments sold		434
Total assets		21,106,213

Liabilities
Payable for investments purchased	$ 654
Payable for fund shares redeemed	433
Total liabilities		1,087

Net Assets		$ 21,105,126
Net Assets consist of:
Paid in capital		$ 21,190,537
Undistributed net investment income		416,036
Accumulated undistributed net realized gain (loss) on investments		173,864
Net unrealized appreciation (depreciation) on investments		(675,311)
Net Assets, for 2,014,387 shares outstanding		$ 21,105,126
Net Asset Value, offering price and redemption price per share ($21,105,126 ÷ 2,014,387 shares)		$ 10.48

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 416,032
Interest		4
Total income		416,036

Expenses
Independent trustees' compensation	$ 46
Total expenses before reductions	46
Expense reductions	(46)	0
Net investment income (loss)		416,036
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,031)
Capital gain distributions from underlying funds	186,853	174,822
Change in net unrealized appreciation (depreciation) on underlying funds		(916,871)
Net gain (loss)		(742,049)
Net increase (decrease) in net assets resulting from operations		$ (326,013)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 416,036	$ 601,817
Net realized gain (loss)	174,822	262,902
Change in net unrealized appreciation (depreciation)	(916,871)	(10,346)
Net increase (decrease) in net assets resulting from operations	(326,013)	854,373
Distributions to shareholders from net investment income	-	(862,051)
Distributions to shareholders from net realized gain	(257,314)	(60,920)
Total distributions	(257,314)	(922,971)
Share transactions Proceeds from sales of shares	5,286,311	13,765,869
Reinvestment of distributions	257,314	922,971
Cost of shares redeemed	(3,945,463)	(5,706,843)
Net increase (decrease) in net assets resulting from share transactions	1,598,162	8,981,997
Total increase (decrease) in net assets	1,014,835	8,913,399

Net Assets
Beginning of period	20,090,291	11,176,892
End of period (including undistributed net investment income of $416,036 and $0, respectively)	$ 21,105,126	$ 20,090,291
Other Information Shares
Sold	499,147	1,264,692
Issued in reinvestment of distributions	24,506	86,153
Redeemed	(371,622)	(525,477)
Net increase (decrease)	152,031	825,368

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.78	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.42	.35	.16
Net realized and unrealized gain (loss)	(.38)	.22	.34	(.02)
Total from investment operations	(.17)	.64	.69	.14
Distributions from net investment income	-	(.58)	(.05)	-
Distributions from net realized gain	(.14)	(.06)	-	-
Total distributions	(.14)	(.63) I	(.05)	-
Net asset value, end of period	$ 10.48	$ 10.79	$ 10.78	$ 10.14
Total Return B, C, D	(1.58)%	6.08%	6.83%	1.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	3.96% A	3.90%	3.39%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,105	$ 20,090	$ 11,177	$ 2,936
Portfolio turnover rate	37% A	38%	40%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.630 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.0	6.4
VIP Equity-Income Portfolio Investor Class	6.3	6.5
VIP Growth & Income Portfolio Investor Class	6.9	7.2
VIP Growth Portfolio Investor Class	7.4	7.7
VIP Mid Cap Portfolio Investor Class	2.6	2.6
VIP Value Portfolio Investor Class	5.6	5.6
VIP Value Strategies Portfolio Investor Class	2.3	2.3
	37.1	38.3
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.1	9.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.2	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.7	35.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	12.9	12.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	12.9%

Six months ago
Domestic Equity Funds	38.3%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	12.1%

Expected
Domestic Equity Funds	38.4%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	14.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.2%
	Shares	Value
Domestic Equity Funds - 37.1%
VIP Contrafund Portfolio Investor Class	21,367	$ 507,904
VIP Equity-Income Portfolio Investor Class	26,020	529,500
VIP Growth & Income Portfolio Investor Class	42,631	575,095
VIP Growth Portfolio Investor Class	15,312	618,470
VIP Mid Cap Portfolio Investor Class	7,722	219,465
VIP Value Portfolio Investor Class	41,874	470,663
VIP Value Strategies Portfolio Investor Class	22,105	192,314
TOTAL DOMESTIC EQUITY FUNDS		3,113,411
International Equity Funds - 9.1%
VIP Overseas Portfolio Investor Class R	38,107	767,850
TOTAL EQUITY FUNDS (Cost $4,370,043)		3,881,261
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Investor Class	73,097	434,929
Investment Grade Fixed-Income Funds - 35.7%
VIP Investment Grade Bond Portfolio Investor Class	245,207	2,998,882
TOTAL FIXED-INCOME FUNDS (Cost $3,481,309)		3,433,811
Short-Term Funds - 12.9%

VIP Money Market Portfolio Investor Class (Cost $1,079,981)	1,079,981	1,079,981
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,931,333)		$ 8,395,053
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,395,053	$ 8,395,053	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $8,931,333) - See accompanying schedule		$ 8,395,053
Cash		21
Receivable for investments sold		173
Total assets		8,395,247

Liabilities
Payable for investments purchased	$ 76
Payable for fund shares redeemed	171
Total liabilities		247

Net Assets		$ 8,395,000
Net Assets consist of:
Paid in capital		$ 8,599,503
Undistributed net investment income		129,387
Accumulated undistributed net realized gain (loss) on investments		202,390
Net unrealized appreciation (depreciation) on investments		(536,280)
Net Assets, for 798,982 shares outstanding		$ 8,395,000
Net Asset Value, offering price and redemption price per share ($8,395,000 ÷ 798,982 shares)		$ 10.51

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 129,387

Expenses
Independent trustees' compensation	$ 19
Total expenses before reductions	19
Expense reductions	(19)	0
Net investment income (loss)		129,387
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,445)
Capital gain distributions from underlying funds	226,379	205,934
Change in net unrealized appreciation (depreciation) on underlying funds		(790,776)
Net gain (loss)		(584,842)
Net increase (decrease) in net assets resulting from operations		$ (455,455)

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,387	$ 209,218
Net realized gain (loss)	205,934	302,973
Change in net unrealized appreciation (depreciation)	(790,776)	1,284
Net increase (decrease) in net assets resulting from operations	(455,455)	513,475
Distributions to shareholders from net investment income	-	(292,539)
Distributions to shareholders from net realized gain	(302,752)	(57,227)
Total distributions	(302,752)	(349,766)
Share transactions Proceeds from sales of shares	1,716,685	6,860,774
Reinvestment of distributions	302,752	349,766
Cost of shares redeemed	(1,434,247)	(3,656,735)
Net increase (decrease) in net assets resulting from share transactions	585,190	3,553,805
Total increase (decrease) in net assets	(173,017)	3,717,514

Net Assets
Beginning of period	8,568,017	4,850,503
End of period (including undistributed net investment income of $129,387 and $0, respectively)	$ 8,395,000	$ 8,568,017
Other Information Shares
Sold	158,559	591,396
Issued in reinvestment of distributions	28,481	30,834
Redeemed	(131,068)	(313,457)
Net increase (decrease)	55,972	308,773

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.17	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.35	.26	.10
Net realized and unrealized gain (loss)	(.76)	.59	.73	.14
Total from investment operations	(.59)	.94	.99	.24
Distributions from net investment income	-	(.46)	(.06)	-
Distributions from net realized gain	(.43)	(.12)	-	-
Total distributions	(.43)	(.58)	(.06)	-
Net asset value, end of period	$ 10.51	$ 11.53	$ 11.17	$ 10.24
Total Return B, C, D	(5.20)%	8.55%	9.72%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	3.12% A	3.02%	2.47%	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,395	$ 8,568	$ 4,851	$ 2,019
Portfolio turnover rate	38% A	53%	55%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.2	6.6
VIP Equity-Income Portfolio Investor Class	6.5	6.7
VIP Growth & Income Portfolio Investor Class	7.0	7.3
VIP Growth Portfolio Investor Class	7.5	7.8
VIP Mid Cap Portfolio Investor Class	2.7	2.6
VIP Value Portfolio Investor Class	5.8	5.7
VIP Value Strategies Portfolio Investor Class	2.3	2.4
	38.0	39.1
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.9	9.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.2	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	36.4	36.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.5	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.0%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	36.4%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	10.0%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.9%
	Shares	Value
Domestic Equity Funds - 38.0%
VIP Contrafund Portfolio Investor Class	154,832	$ 3,680,367
VIP Equity-Income Portfolio Investor Class	189,533	3,856,988
VIP Growth & Income Portfolio Investor Class	309,612	4,176,660
VIP Growth Portfolio Investor Class	110,775	4,474,209
VIP Mid Cap Portfolio Investor Class	55,989	1,591,214
VIP Value Portfolio Investor Class	305,473	3,433,519
VIP Value Strategies Portfolio Investor Class	161,289	1,403,216
TOTAL DOMESTIC EQUITY FUNDS		22,616,173
International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	290,760	5,858,820
TOTAL EQUITY FUNDS (Cost $32,292,569)		28,474,993
Fixed-Income Funds - 41.6%

High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Investor Class	521,091	3,100,493
Investment Grade Fixed-Income Funds - 36.4%
VIP Investment Grade Bond Portfolio Investor Class	1,769,851	21,645,281
TOTAL FIXED-INCOME FUNDS (Cost $25,196,383)		24,745,774
Short-Term Funds - 10.5%

VIP Money Market Portfolio Investor Class (Cost $6,206,081)	6,206,081	6,206,081
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $63,695,033)		$ 59,426,848
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 59,426,848	$ 59,426,848	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $63,695,033) - See accompanying schedule		$ 59,426,848
Cash		6
Receivable for investments sold		114,784
Total assets		59,541,638

Liabilities
Payable for investments purchased	$ 444
Payable for fund shares redeemed	114,785
Total liabilities		115,229

Net Assets		$ 59,426,409
Net Assets consist of:
Paid in capital		$ 61,202,719
Undistributed net investment income		904,967
Accumulated undistributed net realized gain (loss) on investments		1,586,908
Net unrealized appreciation (depreciation) on investments		(4,268,185)
Net Assets, for 5,628,042 shares outstanding		$ 59,426,409
Net Asset Value, offering price and redemption price per share ($59,426,409 ÷ 5,628,042 shares)		$ 10.56

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 892,661

Expenses
Independent trustees' compensation	$ 127
Total expenses before reductions	127
Expense reductions	(127)	0
Net investment income (loss)		892,661
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,531)
Capital gain distributions from underlying funds	1,643,997	1,606,466
Change in net unrealized appreciation (depreciation) on underlying funds		(5,792,533)
Net gain (loss)		(4,186,067)
Net increase (decrease) in net assets resulting from operations		$ (3,293,406)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 892,661	$ 1,276,170
Net realized gain (loss)	1,606,466	1,865,689
Change in net unrealized appreciation (depreciation)	(5,792,533)	127,829
Net increase (decrease) in net assets resulting from operations	(3,293,406)	3,269,688
Distributions to shareholders from net investment income	-	(1,766,359)
Distributions to shareholders from net realized gain	(1,885,253)	(384,887)
Total distributions	(1,885,253)	(2,151,246)
Share transactions Proceeds from sales of shares	9,340,627	27,631,799
Reinvestment of distributions	1,885,253	2,151,246
Cost of shares redeemed	(3,817,685)	(5,164,429)
Net increase (decrease) in net assets resulting from share transactions	7,408,195	24,618,616
Total increase (decrease) in net assets	2,229,536	25,737,058

Net Assets
Beginning of period	57,196,873	31,459,815
End of period (including undistributed net investment income of $904,967 and undistributed net investment income of $12,319, respectively)	$ 59,426,409	$ 57,196,873
Other Information Shares
Sold	857,206	2,396,351
Issued in reinvestment of distributions	176,357	189,419
Redeemed	(351,321)	(451,025)
Net increase (decrease)	682,242	2,134,745

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 11.19	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.33	.24	.13
Net realized and unrealized gain (loss)	(.79)	.62	.73	.13
Total from investment operations	(.62)	.95	.97	.26
Distributions from net investment income	-	(.44)	(.04)	-
Distributions from net realized gain	(.38)	(.14)	-	-
Total distributions	(.38)	(.58)	(.04)	-
Net asset value, end of period	$ 10.56	$ 11.56	$ 11.19	$ 10.26
Total Return B, C, D	(5.40)%	8.63%	9.49%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	3.10% A	2.90%	2.29%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,426	$ 57,197	$ 31,460	$ 9,992
Portfolio turnover rate	17% A	14%	29%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.9	7.4
VIP Equity-Income Portfolio Investor Class	7.3	7.6
VIP Growth & Income Portfolio Investor Class	7.9	8.2
VIP Growth Portfolio Investor Class	8.5	8.8
VIP Mid Cap Portfolio Investor Class	3.0	2.9
VIP Value Portfolio Investor Class	6.5	6.4
VIP Value Strategies Portfolio Investor Class	2.6	2.7
	42.7	44.0
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.1	11.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.2	5.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	33.4	32.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	6.6	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.7%
International Equity Funds	11.1%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	32.8%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	42.5%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 42.7%
VIP Contrafund Portfolio Investor Class	180,338	$ 4,286,644
VIP Equity-Income Portfolio Investor Class	220,541	4,488,019
VIP Growth & Income Portfolio Investor Class	360,442	4,862,358
VIP Growth Portfolio Investor Class	129,318	5,223,145
VIP Mid Cap Portfolio Investor Class	65,429	1,859,504
VIP Value Portfolio Investor Class	355,030	3,990,538
VIP Value Strategies Portfolio Investor Class	187,676	1,632,778
TOTAL DOMESTIC EQUITY FUNDS		26,342,986
International Equity Funds - 11.1%
VIP Overseas Portfolio Investor Class R	340,823	6,867,582
TOTAL EQUITY FUNDS (Cost $37,092,624)		33,210,568
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 6.2%
VIP High Income Portfolio Investor Class	639,817	3,806,911
Investment Grade Fixed-Income Funds - 33.4%
VIP Investment Grade Bond Portfolio Investor Class	1,684,318	20,599,207
TOTAL FIXED-INCOME FUNDS (Cost $24,828,339)		24,406,118
Short-Term Funds - 6.6%

VIP Money Market Portfolio Investor Class (Cost $4,064,547)	4,064,547	4,064,547
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $65,985,510)		$ 61,681,233
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 61,681,233	$ 61,681,233	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $65,985,510) - See accompanying schedule		$ 61,681,233
Cash		59
Receivable for investments sold		1,392
Total assets		61,682,684

Liabilities
Payable for investments purchased	$ 288
Payable for fund shares redeemed	1,391
Total liabilities		1,679

Net Assets		$ 61,681,005
Net Assets consist of:
Paid in capital		$ 63,353,944
Undistributed net investment income		825,726
Accumulated undistributed net realized gain (loss) on investments		1,805,612
Net unrealized appreciation (depreciation) on investments		(4,304,277)
Net Assets, for 5,808,677 shares outstanding		$ 61,681,005
Net Asset Value, offering price and redemption price per share ($61,681,005 ÷ 5,808,677 shares)		$ 10.62

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 836,556

Expenses
Independent trustees' compensation	$ 134
Total expenses before reductions	134
Expense reductions	(134)	0
Net investment income (loss)		836,556
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(104,480)
Capital gain distributions from underlying funds	1,935,081	1,830,601
Change in net unrealized appreciation (depreciation) on underlying funds		(6,590,772)
Net gain (loss)		(4,760,171)
Net increase (decrease) in net assets resulting from operations		$ (3,923,615)

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 836,556	$ 1,453,553
Net realized gain (loss)	1,830,601	2,552,539
Change in net unrealized appreciation (depreciation)	(6,590,772)	311,498
Net increase (decrease) in net assets resulting from operations	(3,923,615)	4,317,590
Distributions to shareholders from net investment income	(51,262)	(1,911,585)
Distributions to shareholders from net realized gain	(2,563,119)	(593,638)
Total distributions	(2,614,381)	(2,505,223)
Share transactions Proceeds from sales of shares	8,227,820	21,801,909
Reinvestment of distributions	2,614,381	2,505,223
Cost of shares redeemed	(3,993,386)	(4,587,140)
Net increase (decrease) in net assets resulting from share transactions	6,848,815	19,719,992
Total increase (decrease) in net assets	310,819	21,532,359

Net Assets
Beginning of period	61,370,186	39,837,827
End of period (including undistributed net investment income of $825,726 and undistributed net investment income of $40,432, respectively)	$ 61,681,005	$ 61,370,186
Other Information Shares
Sold	750,125	1,853,399
Issued in reinvestment of distributions	242,972	215,521
Redeemed	(358,157)	(390,384)
Net increase (decrease)	634,940	1,678,536

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.40	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.33	.20	.13
Net realized and unrealized gain (loss)	(.88)	.71	.92	.19
Total from investment operations	(.73)	1.04	1.12	.32
Distributions from net investment income	(.01)	(.42)	(.04)	-
Distributions from net realized gain	(.50)	(.16)	-	-
Total distributions	(.51)	(.58)	(.04)	-
Net asset value, end of period	$ 10.62	$ 11.86	$ 11.40	$ 10.32
Total Return B, C, D	(6.21)%	9.26%	10.89%	3.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.78% A	2.83%	1.83%	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,681	$ 61,370	$ 39,838	$ 6,939
Portfolio turnover rate	16% A	14%	15%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.5	8.9
VIP Equity-Income Portfolio Investor Class	8.9	9.2
VIP Growth & Income Portfolio Investor Class	9.7	10.0
VIP Growth Portfolio Investor Class	10.4	10.7
VIP Mid Cap Portfolio Investor Class	3.7	3.6
VIP Value Portfolio Investor Class	8.0	7.8
VIP Value Strategies Portfolio Investor Class	3.3	3.2
	52.5	53.4
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.6	13.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.8	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	25.6	25.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.5	0.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.5%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.8%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	0.5%

Six months ago
Domestic Equity Funds	53.4%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	25.1%
Short-Term Funds	0.5%

Expected
Domestic Equity Funds	52.4%
International Equity Funds	13.1%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	25.9%
Short-Term Funds	1.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Investor Class	289,972	$ 6,892,639
VIP Equity-Income Portfolio Investor Class	354,952	7,223,278
VIP Growth & Income Portfolio Investor Class	579,818	7,821,741
VIP Growth Portfolio Investor Class	207,709	8,389,351
VIP Mid Cap Portfolio Investor Class	104,922	2,981,885
VIP Value Portfolio Investor Class	571,586	6,424,623
VIP Value Strategies Portfolio Investor Class	301,513	2,623,159
TOTAL DOMESTIC EQUITY FUNDS		42,356,676
International Equity Funds - 13.6%
VIP Overseas Portfolio Investor Class R	545,290	10,987,587
TOTAL EQUITY FUNDS (Cost $59,796,941)		53,344,263
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	1,066,373	6,344,920
Investment Grade Fixed-Income Funds - 25.6%
VIP Investment Grade Bond Portfolio Investor Class	1,689,061	20,657,213
TOTAL FIXED-INCOME FUNDS (Cost $27,645,873)		27,002,133
Short-Term Funds - 0.5%

VIP Money Market Portfolio Investor Class (Cost $424,708)	424,708	424,708
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $87,867,522)		$ 80,771,104
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 80,771,104	$ 80,771,104	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $87,867,522) - See accompanying schedule		$ 80,771,104
Cash		30
Receivable for investments sold		17,281
Total assets		80,788,415

Liabilities
Payable for investments purchased	$ 31
Payable for fund shares redeemed	17,282
Total liabilities		17,313

Net Assets		$ 80,771,102
Net Assets consist of:
Paid in capital		$ 84,352,609
Undistributed net investment income		734,901
Accumulated undistributed net realized gain (loss) on investments		2,780,010
Net unrealized appreciation (depreciation) on investments		(7,096,418)
Net Assets, for 7,642,438 shares outstanding		$ 80,771,102
Net Asset Value, offering price and redemption price per share ($80,771,102 ÷ 7,642,438 shares)		$ 10.57

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 744,099
Interest		4
Total income		744,103

Expenses
Independent trustees' compensation	$ 169
Total expenses before reductions	169
Expense reductions	(169)	0
Net investment income (loss)		744,103
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(122,194)
Capital gain distributions from underlying funds	2,932,501	2,810,307
Change in net unrealized appreciation (depreciation) on underlying funds		(9,737,670)
Net gain (loss)		(6,927,363)
Net increase (decrease) in net assets resulting from operations		$ (6,183,260)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 744,103	$ 1,658,457
Net realized gain (loss)	2,810,307	3,675,083
Change in net unrealized appreciation (depreciation)	(9,737,670)	371,826
Net increase (decrease) in net assets resulting from operations	(6,183,260)	5,705,366
Distributions to shareholders from net investment income	(63,335)	(2,207,958)
Distributions to shareholders from net realized gain	(3,705,083)	(824,330)
Total distributions	(3,768,418)	(3,032,288)
Share transactions Proceeds from sales of shares	16,714,318	28,678,442
Reinvestment of distributions	3,768,418	3,032,288
Cost of shares redeemed	(6,128,508)	(5,344,248)
Net increase (decrease) in net assets resulting from share transactions	14,354,228	26,366,482
Total increase (decrease) in net assets	4,402,550	29,039,560

Net Assets
Beginning of period	76,368,552	47,328,992
End of period (including undistributed net investment income of $734,901 and undistributed net investment income of $54,133, respectively)	$ 80,771,102	$ 76,368,552
Other Information Shares
Sold	1,516,151	2,401,033
Issued in reinvestment of distributions	350,550	257,210
Redeemed	(542,882)	(443,246)
Net increase (decrease)	1,323,819	2,214,997

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.53	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.31	.22	.17
Net realized and unrealized gain (loss)	(1.03)	.84	1.00	.19
Total from investment operations	(.92)	1.15	1.22	.36
Distributions from net investment income	(.01)	(.40)	(.05)	-
Distributions from net realized gain	(.59)	(.19)	-	-
Total distributions	(.60)	(.59)	(.05)	-
Net asset value, end of period	$ 10.57	$ 12.09	$ 11.53	$ 10.36
Total Return B, C, D	(7.73)%	10.20%	11.82%	3.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.93% A	2.59%	2.04%	4.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,771	$ 76,369	$ 47,329	$ 11,059
Portfolio turnover rate	17% A	12%	15%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.9	9.4
VIP Equity-Income Portfolio Investor Class	9.4	9.7
VIP Growth & Income Portfolio Investor Class	10.2	10.5
VIP Growth Portfolio Investor Class	10.9	11.2
VIP Mid Cap Portfolio Investor Class	3.9	3.8
VIP Value Portfolio Investor Class	8.3	8.2
VIP Value Strategies Portfolio Investor Class	3.4	3.4
	55.0	56.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	14.3	14.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	8.0	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	22.7	22.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.0%
International Equity Funds	14.3%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	22.7%

Six months ago
Domestic Equity Funds	56.2%
International Equity Funds	14.2%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.1%

Expected
Domestic Equity Funds	56.1%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.3%
	Shares	Value
Domestic Equity Funds - 55.0%
VIP Contrafund Portfolio Investor Class	108,687	$ 2,583,485
VIP Equity-Income Portfolio Investor Class	133,234	2,711,319
VIP Growth & Income Portfolio Investor Class	217,421	2,933,015
VIP Growth Portfolio Investor Class	77,752	3,140,404
VIP Mid Cap Portfolio Investor Class	39,352	1,118,378
VIP Value Portfolio Investor Class	214,433	2,410,232
VIP Value Strategies Portfolio Investor Class	113,324	985,917
TOTAL DOMESTIC EQUITY FUNDS		15,882,750

International Equity Funds - 14.3%
VIP Overseas Portfolio Investor Class R	204,320	4,117,047
TOTAL EQUITY FUNDS (Cost $22,679,431)		19,999,797
Fixed-Income Funds - 30.7%

High Yield Fixed-Income Funds - 8.0%
VIP High Income Portfolio Investor Class	384,865	2,289,944
Investment Grade Fixed-Income Funds - 22.7%
VIP Investment Grade Bond Portfolio Investor Class	536,272	6,558,609
TOTAL FIXED-INCOME FUNDS (Cost $9,089,226)		8,848,553
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $31,768,657)		$ 28,848,350
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 28,848,350	$ 28,848,350	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $31,768,657) - See accompanying schedule		$ 28,848,350
Cash		11
Receivable for fund shares sold		211
Total assets		28,848,572

Liabilities
Payable for investments purchased	$ 156
Payable for fund shares redeemed	56
Total liabilities		212

Net Assets		$ 28,848,360
Net Assets consist of:
Paid in capital		$ 30,525,691
Undistributed net investment income		237,341
Accumulated undistributed net realized gain (loss) on investments		1,005,635
Net unrealized appreciation (depreciation) on investments		(2,920,307)
Net Assets, for 2,712,092 shares outstanding		$ 28,848,360
Net Asset Value, offering price and redemption price per share ($28,848,360 ÷ 2,712,092 shares)		$ 10.64

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 237,341

Expenses
Independent trustees' compensation	$ 61
Total expenses before reductions	61
Expense reductions	(61)	0
Net investment income (loss)		237,341
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(91,309)
Capital gain distributions from underlying funds	1,106,272	1,014,963
Change in net unrealized appreciation (depreciation) on underlying funds		(3,648,491)
Net gain (loss)		(2,633,528)
Net increase (decrease) in net assets resulting from operations		$ (2,396,187)

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 237,341	$ 563,625
Net realized gain (loss)	1,014,963	1,349,416
Change in net unrealized appreciation (depreciation)	(3,648,491)	(38,670)
Net increase (decrease) in net assets resulting from operations	(2,396,187)	1,874,371
Distributions to shareholders from net investment income	-	(744,559)
Distributions to shareholders from net realized gain	(1,339,934)	(279,578)
Total distributions	(1,339,934)	(1,024,137)
Share transactions Proceeds from sales of shares	5,876,167	13,502,471
Reinvestment of distributions	1,339,934	1,024,137
Cost of shares redeemed	(3,219,107)	(1,419,458)
Net increase (decrease) in net assets resulting from share transactions	3,996,994	13,107,150
Total increase (decrease) in net assets	260,873	13,957,384

Net Assets
Beginning of period	28,587,487	14,630,103
End of period (including undistributed net investment income of $237,341 and $0, respectively)	$ 28,848,360	$ 28,587,487
Other Information Shares
Sold	525,772	1,114,177
Issued in reinvestment of distributions	123,724	85,983
Redeemed	(279,059)	(117,721)
Net increase (decrease)	370,437	1,082,439

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 11.62	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.32	.21	.14
Net realized and unrealized gain (loss)	(1.08)	.86	1.06	.25
Total from investment operations	(.98)	1.18	1.27	.39
Distributions from net investment income	-	(.38)	(.04)	-
Distributions from net realized gain	(.59)	(.21)	-	-
Total distributions	(.59)	(.59)	(.04)	-
Net asset value, end of period	$ 10.64	$ 12.21	$ 11.62	$ 10.39
Total Return B, C, D	(8.11)%	10.39%	12.26%	3.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.73% A	2.62%	1.95%	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,848	$ 28,587	$ 14,630	$ 2,424
Portfolio turnover rate	26% A	10%	18%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.4	10.9
VIP Equity-Income Portfolio Investor Class	11.0	11.1
VIP Growth & Income Portfolio Investor Class	11.8	12.2
VIP Growth Portfolio Investor Class	12.6	13.0
VIP Mid Cap Portfolio Investor Class	4.5	4.3
VIP Value Portfolio Investor Class	9.8	9.5
VIP Value Strategies Portfolio Investor Class	4.0	3.9
	64.1	64.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	16.6	16.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	8.0	7.6
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	11.3	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.1%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	11.3%

Six months ago
Domestic Equity Funds	64.9%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	11.0%

Expected
Domestic Equity Funds	63.8%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.7%
	Shares	Value
Domestic Equity Funds - 64.1%
VIP Contrafund Portfolio Investor Class	155,651	$ 3,699,815
VIP Equity-Income Portfolio Investor Class	191,701	3,901,123
VIP Growth & Income Portfolio Investor Class	311,857	4,206,951
VIP Growth Portfolio Investor Class	111,424	4,500,396
VIP Mid Cap Portfolio Investor Class	56,401	1,602,930
VIP Value Portfolio Investor Class	308,717	3,469,981
VIP Value Strategies Portfolio Investor Class	163,158	1,419,474
TOTAL DOMESTIC EQUITY FUNDS		22,800,670

International Equity Funds - 16.6%
VIP Overseas Portfolio Investor Class R	292,787	5,899,664
TOTAL EQUITY FUNDS (Cost $32,486,177)		28,700,334
Fixed-Income Funds - 19.3%

High Yield Fixed-Income Funds - 8.0%
VIP High Income Portfolio Investor Class	478,852	2,849,170
Investment Grade Fixed-Income Funds - 11.3%
VIP Investment Grade Bond Portfolio Investor Class	328,739	4,020,475
TOTAL FIXED-INCOME FUNDS (Cost $7,094,107)		6,869,645
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $39,580,284)		$ 35,569,979
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,569,979	$ 35,569,979	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $39,580,284) - See accompanying schedule		$ 35,569,979
Cash		47
Receivable for fund shares sold		57,852
Total assets		35,627,878

Liabilities
Payable for investments purchased	$ 57,139
Payable for fund shares redeemed	714
Total liabilities		57,853

Net Assets		$ 35,570,025
Net Assets consist of:
Paid in capital		$ 37,966,768
Undistributed net investment income		141,486
Accumulated undistributed net realized gain (loss) on investments		1,472,076
Net unrealized appreciation (depreciation) on investments		(4,010,305)
Net Assets, for 3,348,256 shares outstanding		$ 35,570,025
Net Asset Value, offering price and redemption price per share ($35,570,025 ÷ 3,348,256 shares)		$ 10.62

Statement of Operations

(Unaudited)	Six months ended June 30, 2008

Investment Income
Income distributions from underlying funds		$ 142,846

Expenses
Independent trustees' compensation	$ 73
Total expenses before reductions	73
Expense reductions	(73)	0
Net investment income (loss)		142,846
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(40,887)
Capital gain distributions from underlying funds	1,536,426	1,495,539
Change in net unrealized appreciation (depreciation) on underlying funds		(4,889,704)
Net gain (loss)		(3,394,165)
Net increase (decrease) in net assets resulting from operations		$ (3,251,319)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,846	$ 584,841
Net realized gain (loss)	1,495,539	1,657,298
Change in net unrealized appreciation (depreciation)	(4,889,704)	53,600
Net increase (decrease) in net assets resulting from operations	(3,251,319)	2,295,739
Distributions to shareholders from net investment income	(188,953)	(576,568)
Distributions to shareholders from net realized gain	(1,673,586)	(332,759)
Total distributions	(1,862,539)	(909,327)
Share transactions Proceeds from sales of shares	9,036,977	16,624,940
Reinvestment of distributions	1,862,539	909,327
Cost of shares redeemed	(1,570,187)	(2,293,642)
Net increase (decrease) in net assets resulting from share transactions	9,329,329	15,240,625
Total increase (decrease) in net assets	4,215,471	16,627,037

Net Assets
Beginning of period	31,354,554	14,727,517
End of period (including undistributed net investment income of $141,486 and undistributed net investment income of $187,593, respectively)	$ 35,570,025	$ 31,354,554
Other Information Shares
Sold	803,660	1,365,083
Issued in reinvestment of distributions	171,821	75,740
Redeemed	(140,113)	(184,626)
Net increase (decrease)	835,368	1,256,197

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.72	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.30	.20	.15
Net realized and unrealized gain (loss)	(1.22)	.99	1.16	.27
Total from investment operations	(1.17)	1.29	1.36	.42
Distributions from net investment income	(.07)	(.29)	(.06)	-
Distributions from net realized gain	(.62)	(.24)	-	-
Total distributions	(.69)	(.53)	(.06)	-
Net asset value, end of period	$ 10.62	$ 12.48	$ 11.72	$ 10.42
Total Return B, C, D	(9.49)%	11.28%	13.12%	4.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.84% A	2.41%	1.84%	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,570	$ 31,355	$ 14,728	$ 4,698
Portfolio turnover rate	11% A	12%	36%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Investor Freedom Income	$ 21,781,049	$ 104,250	$ (779,565)	$ (675,315)
VIP Investor Freedom 2005	8,931,344	89,830	(626,121)	(536,291)
VIP Investor Freedom 2010	63,695,210	565,781	(4,834,143)	(4,268,362)
VIP Investor Freedom 2015	65,985,563	761,344	(5,065,674)	(4,304,330)
VIP Investor Freedom 2020	87,868,448	1,097,533	(8,194,877)	(7,097,344)
VIP Investor Freedom 2025	31,768,756	359,860	(3,280,266)	(2,920,406)
VIP Investor Freedom 2030	39,580,838	485,734	(4,496,593)	(4,010,859)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	5,849,760	3,906,401
VIP Investor Freedom 2005	2,208,904	1,570,763
VIP Investor Freedom 2010	12,882,416	4,823,169
VIP Investor Freedom 2015	11,707,719	4,701,860
VIP Investor Freedom 2020	20,978,280	6,715,888
VIP Investor Freedom 2025	7,570,214	3,569,543
VIP Investor Freedom 2030	11,024,748	1,878,716

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

VIP Investor Freedom Portfolios

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Investor Freedom Income	0%	$ 46
VIP Investor Freedom 2005	0%	19
VIP Investor Freedom 2010	0%	127
VIP Investor Freedom 2015	0%	134
VIP Investor Freedom 2020	0%	169
VIP Investor Freedom 2025	0%	61
VIP Investor Freedom 2030	0%	73

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP Investor Freedom Income	100%
VIP Investor Freedom 2005	100%
VIP Investor Freedom 2010	100%
VIP Investor Freedom 2015	100%
VIP Investor Freedom 2020	100%
VIP Investor Freedom 2025	100%
VIP Investor Freedom 2030	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings (for each fund other than VIP Investor Freedom Income Portfolio) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2005 Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom 2010 Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2015 Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom 2020 Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2025 Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom 2030 Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom Income Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

VIP Investor Freedom Portfolios

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

VIP Investor Freedom Portfolios

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

VIP Investor Freedom Portfolios

Semiannual Report

VIP Investor Freedom Portfolios

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIFF-SANN-0808
1.833440.102

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income Portfolio I	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio II	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio III	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
VIP Freedom Lifetime Income I
Actual	$ 1,000.00	$ 952.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Freedom Lifetime Income II
Actual	$ 1,000.00	$ 932.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
VIP Freedom Lifetime Income III
Actual	$ 1,000.00	$ 914.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.4	5.9
VIP Equity-Income Portfolio Investor Class	5.5	6.0
VIP Growth & Income Portfolio Investor Class	6.1	6.6
VIP Growth Portfolio Investor Class	6.7	7.1
VIP Mid Cap Portfolio Investor Class	2.4	2.3
VIP Value Portfolio Investor Class	4.9	5.0
VIP Value Strategies Portfolio Investor Class	2.0	2.1
	33.0	35.0
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.4	8.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.2	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	39.4	39.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	13.0	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	33.0%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	39.4%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	35.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	39.4%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	35.7%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.8%
Short-Term Funds	14.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 33.0%
VIP Contrafund Portfolio Investor Class	23,299	$ 553,823
VIP Equity-Income Portfolio Investor Class	27,749	564,692
VIP Growth & Income Portfolio Investor Class	46,187	623,066
VIP Growth Portfolio Investor Class	16,804	678,725
VIP Mid Cap Portfolio Investor Class	8,433	239,666
VIP Value Portfolio Investor Class	44,836	503,959
VIP Value Strategies Portfolio Investor Class	23,612	205,427
TOTAL DOMESTIC EQUITY FUNDS		3,369,358
International Equity Funds - 9.4%
VIP Overseas Portfolio Investor Class R	47,825	963,677
TOTAL EQUITY FUNDS (Cost $4,844,259)		4,333,035
Fixed-Income Funds - 44.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Investor Class	89,489	$ 532,459
Investment Grade Fixed-Income Funds - 39.4%
VIP Investment Grade Bond Portfolio Investor Class	328,870	4,022,084
TOTAL FIXED-INCOME FUNDS (Cost $4,653,765)		4,554,543
Short-Term Funds - 13.0%

VIP Money Market Portfolio Investor Class (Cost $1,322,928)	1,322,928	1,322,928
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,820,952)		$ 10,210,506
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,210,506	$ 10,210,506	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $10,820,952) - See accompanying schedule		$ 10,210,506
Cash		89
Receivable for investments sold		501
Total assets		10,211,096

Liabilities
Payable for investments purchased	$ 101
Payable for fund shares redeemed	502
Total liabilities		603

Net Assets		$ 10,210,493
Net Assets consist of:
Paid in capital		$ 10,313,843
Undistributed net investment income		205,972
Accumulated undistributed net realized gain (loss) on investments		301,124
Net unrealized appreciation (depreciation) on investments		(610,446)
Net Assets, for 973,551 shares outstanding		$ 10,210,493
Net Asset Value, offering price and redemption price per share ($10,210,493 ÷ 973,551 shares)		$ 10.49

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 205,248

Expenses
Independent trustees' compensation	$ 26
Total expenses before reductions	26
Expense reductions	(26)	0
Net investment income (loss)		205,248
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(22)
Capital gain distributions from underlying funds	308,242	308,220
Change in net unrealized appreciation (depreciation) on underlying funds		(1,073,695)
Net gain (loss)		(765,475)
Net increase (decrease) in net assets resulting from operations		$ (560,227)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 205,248	$ 363,583
Net realized gain (loss)	308,220	443,074
Change in net unrealized appreciation (depreciation)	(1,073,695)	85,222
Net increase (decrease) in net assets resulting from operations	(560,227)	891,879
Distributions to shareholders from net investment income	-	(361,791)
Distributions to shareholders from net realized gain	(202,826)	(328,199)
Total distributions	(202,826)	(689,990)
Share transactions Proceeds from sales of shares	144,303	2,994,715
Reinvestment of distributions	202,826	689,990
Cost of shares redeemed	(1,906,875)	(1,459,058)
Net increase (decrease) in net assets resulting from share transactions	(1,559,746)	2,225,647
Total increase (decrease) in net assets	(2,322,799)	2,427,536

Net Assets
Beginning of period	12,533,292	10,105,756
End of period (including undistributed net investment income of $205,972 and undistributed net investment income of $724, respectively)	$ 10,210,493	$ 12,533,292
Other Information Shares
Sold	13,902	263,784
Issued in reinvestment of distributions	19,153	61,611
Redeemed	(177,586)	(128,066)
Net increase (decrease)	(144,531)	197,329

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.98	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.36	.27	.10
Net realized and unrealized gain (loss)	(.72)	.53	.67	.26
Total from investment operations	(.53)	.89	.94	.36
Distributions from net investment income	-	(.34)	(.18)	(.05)
Distributions from net realized gain	(.19)	(.32)	(.05)	(.04)
Total distributions	(.19)	(.66)	(.23)	(.09)
Net asset value, end of period	$ 10.49	$ 11.21	$ 10.98	$ 10.27
Total Return B,C,D	(4.74)%	8.16%	9.15%	3.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	3.58% A	3.15%	2.50%	2.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,210	$ 12,533	$ 10,106	$ 2,906
Portfolio turnover rate	16% A	16%	28%	71% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.4	7.9
VIP Equity-Income Portfolio Investor Class	7.6	8.1
VIP Growth & Income Portfolio Investor Class	8.3	8.9
VIP Growth Portfolio Investor Class	9.0	9.5
VIP Mid Cap Portfolio Investor Class	3.2	3.2
VIP Value Portfolio Investor Class	6.8	6.9
VIP Value Strategies Portfolio Investor Class	2.7	2.8
	45.0	47.3
International Equity Funds
VIP Overseas Portfolio Investor Class R	12.1	11.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.1	6.8
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	32.1	30.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	3.7	3.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.0%
International Equity Funds	12.1%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	3.7%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	3.2%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	11.1%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	5.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.1%
	Shares	Value
Domestic Equity Funds - 45.0%
VIP Contrafund Portfolio Investor Class	61,156	$ 1,453,676
VIP Equity-Income Portfolio Investor Class	73,655	1,498,872
VIP Growth & Income Portfolio Investor Class	121,612	1,640,548
VIP Growth Portfolio Investor Class	43,897	1,773,010
VIP Mid Cap Portfolio Investor Class	22,151	629,530
VIP Value Portfolio Investor Class	118,702	1,334,213
VIP Value Strategies Portfolio Investor Class	62,428	543,125
TOTAL DOMESTIC EQUITY FUNDS		8,872,974
International Equity Funds - 12.1%
VIP Overseas Portfolio Investor Class R	118,319	2,384,125
TOTAL EQUITY FUNDS (Cost $12,703,350)		11,257,099
Fixed-Income Funds - 39.2%
	Shares	Value
High Yield Fixed - Income Funds - 7.1%
VIP High Income Portfolio Investor Class	234,021	$ 1,392,427
Investment Grade Fixed - Income Funds - 32.1%
VIP Investment Grade Bond Portfolio Investor Class	517,039	6,323,390
TOTAL FIXED-INCOME FUNDS (Cost $7,883,484)		7,715,817
Short-Term Funds - 3.7%

VIP Money Market Portfolio Investor Class (Cost $723,474)	723,474	723,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,310,308)		$ 19,696,390
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,696,390	$ 19,696,390	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $21,310,308) - See accompanying schedule		$ 19,696,390
Cash		89
Receivable for investments sold		975
Total assets		19,697,454

Liabilities
Payable for investments purchased	$ 54
Payable for fund shares redeemed	975
Total liabilities		1,029

Net Assets		$ 19,696,425
Net Assets consist of:
Paid in capital		$ 20,285,380
Undistributed net investment income		287,960
Accumulated undistributed net realized gain (loss) on investments		737,003
Net unrealized appreciation (depreciation) on investments		(1,613,918)
Net Assets, for 1,848,864 shares outstanding		$ 19,696,425
Net Asset Value, offering price and redemption price per share ($19,696,425 ÷ 1,848,864 shares)		$ 10.65

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 280,967

Expenses
Independent trustees' compensation	$ 48
Total expenses before reductions	48
Expense reductions	(48)	0
Net investment income (loss)		280,967
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,555)
Capital gain distributions from underlying funds	762,351	744,796
Change in net unrealized appreciation (depreciation) on underlying funds		(2,489,790)
Net gain (loss)		(1,744,994)
Net increase (decrease) in net assets resulting from operations		$ (1,464,027)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 280,967	$ 545,664
Net realized gain (loss)	744,796	1,104,194
Change in net unrealized appreciation (depreciation)	(2,489,790)	186,662
Net increase (decrease) in net assets resulting from operations	(1,464,027)	1,836,520
Distributions to shareholders from net investment income	-	(542,373)
Distributions to shareholders from net realized gain	(481,108)	(833,778)
Total distributions	(481,108)	(1,376,151)
Share transactions Proceeds from sales of shares	987,230	5,718,549
Reinvestment of distributions	481,108	1,376,151
Cost of shares redeemed	(2,527,817)	(2,074,997)
Net increase (decrease) in net assets resulting from share transactions	(1,059,479)	5,019,703
Total increase (decrease) in net assets	(3,004,614)	5,480,072

Net Assets
Beginning of period	22,701,039	17,220,967
End of period (including undistributed net investment income of $287,960 and undistributed net investment income of $6,993, respectively)	$ 19,696,425	$ 22,701,039
Other Information Shares
Sold	90,201	481,833
Issued in reinvestment of distributions	44,506	117,952
Redeemed	(228,752)	(172,555)
Net increase (decrease)	(94,045)	427,230

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 11.36	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.32	.23	.10
Net realized and unrealized gain (loss)	(.93)	.77	.95	.40
Total from investment operations	(.78)	1.09	1.18	.50
Distributions from net investment income	-	(.30)	(.14)	(.06)
Distributions from net realized gain	(.25)	(.48)	(.05)	(.07)
Total distributions	(.25)	(.77) I	(.19)	(.13)
Net asset value, end of period	$ 10.65	$ 11.68	$ 11.36	$ 10.37
Total Return B,C,D	(6.71)%	9.67%	11.38%	5.00%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	2.67% A	2.67%	2.12%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,696	$ 22,701	$ 17,221	$ 2,366
Portfolio turnover rate	22% A	18%	16%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.3	10.0
VIP Equity-Income Portfolio Investor Class	9.5	10.2
VIP Growth & Income Portfolio Investor Class	10.4	11.2
VIP Growth Portfolio Investor Class	11.4	12.0
VIP Mid Cap Portfolio Investor Class	4.0	3.9
VIP Value Portfolio Investor Class	8.5	8.6
VIP Value Strategies Portfolio Investor Class	3.4	3.6
	56.5	59.5
International Equity Funds
VIP Overseas Portfolio Investor Class R	15.7	15.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	8.1	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	19.7	17.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.5%
International Equity Funds	15.7%
High Yield Fixed-Income Funds	8.1%
Investment Grade Fixed-Income Funds	19.7%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	59.5%
International Equity Funds	15.1%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	17.9%
Short-Term Funds	0.0%

Expected
Domestic Equity Funds	57.5%
International Equity Funds	14.4%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	20.7%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2007. The current allocation is based on the fund's holdings as of June 30, 2008. The expected allocation represents the fund's anticipated allocation at December 31, 2008.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.2%
	Shares	Value
Domestic Equity Funds - 56.5%
VIP Contrafund Portfolio Investor Class	33,944	$ 806,842
VIP Equity-Income Portfolio Investor Class	40,401	822,167
VIP Growth & Income Portfolio Investor Class	67,262	907,361
VIP Growth Portfolio Investor Class	24,457	987,831
VIP Mid Cap Portfolio Investor Class	12,268	348,649
VIP Value Portfolio Investor Class	65,303	734,010
VIP Value Strategies Portfolio Investor Class	34,220	297,711
TOTAL DOMESTIC EQUITY FUNDS		4,904,571
International Equity Funds - 15.7%
VIP Overseas Portfolio Investor Class R	67,763	1,365,433
TOTAL EQUITY FUNDS (Cost $6,955,179)		6,270,004
Fixed-Income Funds - 27.8%
	Shares	Value
High Yield Fixed - Income Funds - 8.1%
VIP High Income Portfolio Investor Class	117,674	$ 700,162
Investment Grade Fixed - Income Funds - 19.7%
VIP Investment Grade Bond Portfolio Investor Class	140,081	1,713,187
TOTAL FIXED-INCOME FUNDS (Cost $2,484,368)		2,413,349
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $2,065)	2,065	2,065
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,441,612)		$ 8,685,418
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,685,418	$ 8,685,418	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $9,441,612) - See accompanying schedule	$ 8,685,418
Cash	88
Receivable for investments sold	416
Total assets	8,685,922

Liabilities
Payable for fund shares redeemed	417

Net Assets	$ 8,685,505
Net Assets consist of:
Paid in capital	$ 8,940,226
Undistributed net investment income	75,919
Accumulated undistributed net realized gain (loss) on investments	425,554
Net unrealized appreciation (depreciation) on investments	(756,194)
Net Assets, for 822,008 shares outstanding	$ 8,685,505
Net Asset Value, offering price and redemption price per share ($8,685,505 ÷ 822,008 shares)	$ 10.57

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 75,919

Expenses
Independent trustees' compensation	$ 23
Total expenses before reductions	23
Expense reductions	(23)	0
Net investment income (loss)		75,919
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(32,449)
Capital gain distributions from underlying funds	459,107	426,658
Change in net unrealized appreciation (depreciation) on underlying funds		(1,404,221)
Net gain (loss)		(977,563)
Net increase (decrease) in net assets resulting from operations		$ (901,644)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,919	$ 247,764
Net realized gain (loss)	426,658	689,246
Change in net unrealized appreciation (depreciation)	(1,404,221)	81,118
Net increase (decrease) in net assets resulting from operations	(901,644)	1,018,128
Distributions to shareholders from net investment income	-	(249,881)
Distributions to shareholders from net realized gain	(293,408)	(532,048)
Total distributions	(293,408)	(781,929)
Share transactions Proceeds from sales of shares	104,559	1,768,038
Reinvestment of distributions	293,408	781,929
Cost of shares redeemed	(1,602,127)	(536,548)
Net increase (decrease) in net assets resulting from share transactions	(1,204,160)	2,013,419
Total increase (decrease) in net assets	(2,399,212)	2,249,618

Net Assets
Beginning of period	11,084,717	8,835,099
End of period (including undistributed net investment income of $75,919 and $0, respectively)	$ 8,685,505	$ 11,084,717
Other Information Shares
Sold	9,336	145,013
Issued in reinvestment of distributions	27,268	65,782
Redeemed	(146,273)	(43,397)
Net increase (decrease)	(109,669)	167,398

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

June 30,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.29	.19	.11
Net realized and unrealized gain (loss)	(1.09)	.96	1.15	.50
Total from investment operations	(1.01)	1.25	1.34	.61
Distributions from net investment income	-	(.29)	(.15)	(.06)
Distributions from net realized gain	(.32)	(.62)	(.11)	(.07)
Total distributions	(.32)	(.91)	(.26)	(.13)
Net asset value, end of period	$ 10.57	$ 11.90	$ 11.56	$ 10.48
Total Return B,C,D	(8.53)%	10.88%	12.78%	6.10%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.53% A	2.41%	1.76%	2.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,686	$ 11,085	$ 8,835	$ 2,958
Portfolio turnover rate	16% A	11%	15%	59% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Lifetime Income I	$ 10,820,983	$ 128,661	$ (739,138)	$ (610,477)
VIP Freedom Lifetime Income II	21,310,443	284,679	(1,898,732)	(1,614,053)
VIP Freedom Lifetime Income III	9,441,709	206,471	(962,762)	(756,291)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	888,564	2,137,740
VIP Freedom Lifetime Income II	2,378,229	2,875,526
VIP Freedom Lifetime Income III	792,962	1,755,506

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	0%	$ 26
VIP Freedom Lifetime Income II	0%	$ 48
VIP Freedom Lifetime Income III	0%	$ 23

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may present a significant portion of the Underlying Fund's net assets.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the fund's total return and the total return of a proprietary custom index ("benchmark").

Semiannual Report

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

VIP Freedom Lifetime Income I Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom Lifetime Income II Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Lifetime Income III Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFLI-SANN-0808
1.816202.102

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 50% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 60% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 70% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 85% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP FundsManager Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
VIP FundsManager 20% Portfolio
Service Class
Actual	$ 1,000.00	$ 985.20	$ .99
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2
Actual	$ 1,000.00	$ 984.30	$ 1.73
HypotheticalA	$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class
Actual	$ 1,000.00	$ 984.30	$ .99
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 50% Portfolio
Service Class
Actual	$ 1,000.00	$ 940.40	$ .96
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2
Actual	$ 1,000.00	$ 939.50	$ 1.69
HypotheticalA	$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class
Actual	$ 1,000.00	$ 940.40	$ .96
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 60% Portfolio
Service Class
Actual	$ 1,000.00	$ 928.80	$ .96
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2
Actual	$ 1,000.00	$ 927.80	$ 1.68
HypotheticalA	$ 1,000.00	$ 1,023.12	$ 1.76
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Investor Class
Actual	$ 1,000.00	$ 927.80	$ .96
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 70% Portfolio
Service Class
Actual	$ 1,000.00	$ 909.00	$ .95
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2
Actual	$ 1,000.00	$ 908.00	$ 1.66
HypotheticalA	$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class
Actual	$ 1,000.00	$ 909.00	$ .95
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 85% Portfolio
Service Class
Actual	$ 1,000.00	$ 885.50	$ .94
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2
Actual	$ 1,000.00	$ 884.50	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class
Actual	$ 1,000.00	$ 885.60	$ .94
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
VIP FundsManager 20% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 50% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 60% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 70% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 85% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Contrafund	1.6	1.7
Fidelity Disciplined Equity Fund	0.5	0.0
Fidelity Equity-Income II Fund	0.5	0.5
Fidelity Fund	5.9	3.4
Fidelity Growth Company Fund	0.1	0.1
Fidelity Independence Fund	0.6	0.0
Fidelity Leveraged Company Stock Fund	1.0	2.1
Fidelity Magellan Fund	1.6	0.0
Fidelity Mid-Cap Stock Fund	0.1	0.1
Fidelity Real Estate Investment Portfolio	0.2	0.2
Fidelity Small Cap Growth Fund	0.1	0.2
Fidelity Small Cap Stock Fund	0.1	0.1
Fidelity Small Cap Value Fund	0.0	0.1
Fidelity Stock Selector Fund	1.0	2.3
Spartan Extended Market Index Fund Investor Class	1.4	0.0
Spartan Total Market Index Fund Investor Class	1.0	0.0
VIP Growth & Income Portfolio Investor Class	2.0	1.8
Fidelity 100 Index Fund	0.0	1.0
Fidelity Large Cap Stock Fund	0.0	1.5
Fidelity New Millennium Fund	0.0	1.9
Fidelity Trend Fund	0.0	0.0
Fidelity Value Discovery Fund	0.0	0.2
VIP Growth Portfolio Investor Class	0.0	1.3
	17.7	18.5
International Equity Funds
Fidelity International Discovery Fund	0.5	0.7
Fidelity International Real Estate Fund	0.7	0.7
Fidelity International Small Cap Opportunities Fund	0.5	0.0
Fidelity International Value Fund	0.5	0.0
Fidelity Overseas Fund	0.0	0.7
	2.2	2.1
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0	4.0
Fidelity Floating Rate High Income Fund	3.0	2.0
Fidelity New Markets Income Fund	3.0	3.0
Fidelity Strategic Real Return Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	39.3	42.0
VIP High Income Portfolio Investor Class	1.0	0.0
	51.3	51.0
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	7.6	0.0
Fidelity Institutional Prime Money Market Portfolio Class I	21.2	28.4
	28.8	28.4
	100.0	100.0
Asset Allocation (% of fund's investments)
As of June 30, 2008
Domestic Equity Funds	17.7%
International Equity Funds	2.2%
Fixed Income Funds	51.3%
Money Market Funds	28.8%

As of December 31, 2007
Domestic Equity Funds	18.5%
International Equity Funds	2.1%
Fixed Income Funds	51.0%
Money Market Funds	28.4%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.9%
	Shares	Value
Domestic Equity Funds - 17.7%
Fidelity Contrafund	35,578	$ 2,364,840
Fidelity Disciplined Equity Fund	28,019	732,978
Fidelity Equity-Income II Fund	40,869	787,949
Fidelity Fund	244,731	8,734,458
Fidelity Growth Company Fund	938	73,542
Fidelity Independence Fund	30,508	897,853
Fidelity Leveraged Company Stock Fund	42,933	1,487,204
Fidelity Magellan Fund	29,610	2,370,889
Fidelity Mid-Cap Stock Fund	2,636	74,021
Fidelity Real Estate Investment Portfolio	14,306	364,813
Fidelity Small Cap Growth Fund	9,397	131,932
Fidelity Small Cap Stock Fund	4,787	73,235
Fidelity Small Cap Value Fund	6,322	72,132
Fidelity Stock Selector Fund	56,291	1,464,139
Spartan Extended Market Index Fund Investor Class	60,745	2,115,762
Spartan Total Market Index Fund Investor Class	38,728	1,406,587
VIP Growth & Income Portfolio Investor Class	216,945	2,926,589
TOTAL DOMESTIC EQUITY FUNDS		26,078,923
International Equity Funds - 2.2%
Fidelity International Discovery Fund	20,629	784,536
Fidelity International Real Estate Fund	101,446	1,101,704

	Shares	Value
Fidelity International Small Cap Opportunities Fund	53,303	$ 676,950
Fidelity International Value Fund	73,084	741,070
Fidelity Overseas Fund	348	14,437
TOTAL INTERNATIONAL EQUITY FUNDS		3,318,697
TOTAL EQUITY FUNDS (Cost $31,966,475)		29,397,620
Fixed-Income Funds - 51.3%

Fidelity Capital & Income Fund	707,066	5,896,933
Fidelity Floating Rate High Income Fund	469,766	4,415,803
Fidelity New Markets Income Fund	310,039	4,421,151
Fidelity Strategic Real Return Fund	138,951	1,468,714
Fidelity U.S. Bond Index Fund	5,395,653	57,949,317
VIP High Income Portfolio Investor Class	246,209	1,464,945
TOTAL FIXED-INCOME FUNDS (Cost $76,420,174)		75,616,863
Money Market Funds - 28.8%

Fidelity Institutional Money Market Portfolio Class I	11,196,387	11,196,387
Fidelity Institutional Prime Money Market Portfolio Class I	31,230,636	31,230,636
TOTAL MONEY MARKET FUNDS (Cost $42,427,023)		42,427,023
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $150,813,672)		$ 147,441,506
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 147,441,506	$ 147,441,506	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $150,813,672) - See accompanying schedule		$ 147,441,506
Cash		1
Receivable for investments sold		490
Receivable for fund shares sold		230,748
Total assets		147,672,745

Liabilities
Payable for investments purchased	$ 229,427
Payable for fund shares redeemed	1,225
Accrued management fee	24,754
Distribution fees payable	14
Total liabilities		255,420

Net Assets		$ 147,417,325
Net Assets consist of:
Paid in capital		$ 150,386,041
Undistributed net investment income		2,180,931
Accumulated undistributed net realized gain (loss) on investments		(1,777,481)
Net unrealized appreciation (depreciation) on investments		(3,372,166)
Net Assets		$ 147,417,325

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($110,119 ÷ 10,703 shares)	$ 10.29

Service Class 2: Net Asset Value, offering price and redemption price per share ($109,752 ÷ 10,677 shares)	$ 10.28

Investor Class: Net Asset Value, offering price and redemption price per share ($147,197,454 ÷ 14,314,323 shares)	$ 10.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,317,580

Expenses
Management fee	$ 170,170
Distribution fees	191
Independent trustees' compensation	290
Total expenses before reductions	170,651
Expense reductions	(34,002)	136,649
Net investment income (loss)		2,180,931
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,067,312)
Capital gain distributions from underlying funds	321,941	(1,745,371)
Change in net unrealized appreciation (depreciation) on underlying funds		(2,332,570)
Net gain (loss)		(4,077,941)
Net increase (decrease) in net assets resulting from operations		$ (1,897,010)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,180,931	$ 2,996,866
Net realized gain (loss)	(1,745,371)	2,045,576
Change in net unrealized appreciation (depreciation)	(2,332,570)	(1,206,656)
Net increase (decrease) in net assets resulting from operations	(1,897,010)	3,835,786
Distributions to shareholders from net investment income	-	(3,045,063)
Distributions to shareholders from net realized gain	(435,331)	(1,732,833)
Total distributions	(435,331)	(4,777,896)
Share transactions - net increase (decrease)	33,563,511	92,872,808
Total increase (decrease) in net assets	31,231,170	91,930,698

Net Assets
Beginning of period	116,186,155	24,255,457
End of period (including undistributed net investment income of $2,180,931 and undistributed net investment income of $0, respectively)	$ 147,417,325	$ 116,186,155

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.45	.33
Net realized and unrealized gain (loss)	(.32)	.18	.20
Total from investment operations	(.15)	.63	.53
Distributions from net investment income	-	(.29)	(.14)
Distributions from net realized gain	(.04)	(.20)	(.05)
Total distributions	(.04)	(.49)	(.19)
Net asset value, end of period	$ 10.29	$ 10.48	$ 10.34
Total Return B, C, D	(1.48)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	3.19% A	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 112	$ 105
Portfolio turnover rate	61% A	76%	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.43	.32
Net realized and unrealized gain (loss)	(.32)	.18	.20
Total from investment operations	(.16)	.61	.52
Distributions from net investment income	-	(.27)	(.13)
Distributions from net realized gain	(.04)	(.20)	(.05)
Total distributions	(.04)	(.47)	(.18)
Net asset value, end of period	$ 10.28	$ 10.48	$ 10.34
Total Return B, C, D	(1.57)%	5.96%	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	3.04% A	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 112	$ 105
Portfolio turnover rate	61% A	76%	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements - continued

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.45	.33
Net realized and unrealized gain (loss)	(.32)	.18	.20
Total from investment operations	(.16)	.63	.53
Distributions from net investment income	-	(.29)	(.14)
Distributions from net realized gain	(.04)	(.20)	(.05)
Total distributions	(.04)	(.49)	(.19)
Net asset value, end of period	$ 10.28	$ 10.48	$ 10.34
Total Return B, C, D	(1.57)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	3.19% A	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,197	$ 115,963	$ 24,045
Portfolio turnover rate	61% A	76%	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Contrafund	3.3	3.6
Fidelity Disciplined Equity Fund	2.0	2.8
Fidelity Equity-Income II Fund	5.4	6.9
Fidelity Fund	6.7	5.0
Fidelity Growth Company Fund	0.0	0.1
Fidelity Independence Fund	0.9	0.0
Fidelity Large Cap Stock Fund	1.3	4.2
Fidelity Large Cap Value Fund	2.6	3.5
Fidelity Leveraged Company Stock Fund	2.0	2.3
Fidelity Magellan Fund	0.8	0.0
Fidelity Mid Cap Value Fund	2.0	2.3
Fidelity Mid-Cap Stock Fund	0.1	0.1
Fidelity Nasdaq Composite Index Fund	0.2	0.8
Fidelity Real Estate Investment Portfolio	0.7	0.7
Fidelity Small Cap Growth Fund	1.6	0.2
Fidelity Small Cap Stock Fund	0.0	0.1
Fidelity Small Cap Value Fund	0.0	0.2
Fidelity Stock Selector Fund	2.5	2.5
Spartan Extended Market Index Fund Investor Class	3.6	0.0
Spartan Total Market Index Fund Investor Class	3.3	2.0
Spartan U.S. Equity Index Fund Investor Class	0.6	0.6
VIP Growth & Income Portfolio Investor Class	3.0	3.3
VIP Mid Cap Portfolio Investor Class	1.5	0.0
Fidelity Equity Income Fund	0.0	0.5
Fidelity New Millennium Fund	0.0	0.8
Fidelity Value Discovery Fund	0.0	0.3
Fidelity Value Strategies Fund	0.0	1.2
VIP Growth Opportunities Portfolio Investor Class	0.0	1.0
VIP Growth Portfolio Investor Class	0.0	0.9
	44.1	45.9
International Equity Funds
Fidelity International Discovery Fund	2.1	2.2
Fidelity International Real Estate Fund	1.2	1.2
Fidelity International Small Cap Opportunities Fund	0.5	0.0
Fidelity International Value Fund	0.5	0.0
Fidelity Overseas Fund	1.5	2.3
	5.8	5.7
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0	4.0
Fidelity Floating Rate High Income Fund	2.0	1.0
Fidelity New Markets Income Fund	2.0	2.0
Fidelity Strategic Real Return Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	30.3	32.7
VIP High Income Portfolio Investor Class	1.0	0.0
	40.3	39.7
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	9.8	8.7
	100.0	100.0
Asset Allocation (% of fund's investments)
As of June 30, 2008
Domestic Equity Funds	44.1%
International Equity Funds	5.8%
Fixed Income Funds	40.3%
Money Market Funds	9.8%

As of December 31, 2007
Domestic Equity Funds	45.9%
International Equity Funds	5.7%
Fixed Income Funds	39.7%
Money Market Funds	8.7%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Contrafund	201,997	$ 13,426,710
Fidelity Disciplined Equity Fund	306,503	8,018,114
Fidelity Equity-Income II Fund	1,127,536	21,738,885
Fidelity Fund	759,917	27,121,428
Fidelity Growth Company Fund	2,580	202,360
Fidelity Independence Fund	120,179	3,536,874
Fidelity Large Cap Stock Fund	325,388	5,176,924
Fidelity Large Cap Value Fund	839,858	10,489,824
Fidelity Leveraged Company Stock Fund	236,292	8,185,144
Fidelity Magellan Fund	40,691	3,258,166
Fidelity Mid Cap Value Fund	548,604	8,048,014
Fidelity Mid-Cap Stock Fund	7,254	203,683
Fidelity Nasdaq Composite Index Fund	24,918	759,016
Fidelity Real Estate Investment Portfolio	118,158	3,013,022
Fidelity Small Cap Growth Fund	457,869	6,428,484
Fidelity Small Cap Stock Fund	13,175	201,579
Fidelity Small Cap Value Fund	3,475	39,652
Fidelity Stock Selector Fund	387,789	10,086,402
Spartan Extended Market Index Fund Investor Class	419,337	14,605,521
Spartan Total Market Index Fund Investor Class	371,729	13,501,186
Spartan U.S. Equity Index Fund Investor Class	53,276	2,422,459
VIP Growth & Income Portfolio Investor Class	896,857	12,098,603
VIP Mid Cap Portfolio Investor Class	215,851	6,134,472
TOTAL DOMESTIC EQUITY FUNDS		178,696,522

	Shares	Value
International Equity Funds - 5.8%
Fidelity International Discovery Fund	221,816	$ 8,435,652
Fidelity International Real Estate Fund	465,455	5,054,836
Fidelity International Small Cap Opportunities Fund	146,980	1,866,644
Fidelity International Value Fund	201,479	2,042,997
Fidelity Overseas Fund	144,092	5,974,068
TOTAL INTERNATIONAL EQUITY FUNDS		23,374,197
TOTAL EQUITY FUNDS (Cost $228,148,999)		202,070,719
Fixed-Income Funds - 40.3%

Fidelity Capital & Income Fund	1,946,823	16,236,505
Fidelity Floating Rate High Income Fund	862,290	8,105,524
Fidelity New Markets Income Fund	569,066	8,114,884
Fidelity Strategic Real Return Fund	382,537	4,043,421
Fidelity U.S. Bond Index Fund	11,444,411	122,912,973
VIP High Income Portfolio Investor Class	677,974	4,033,945
TOTAL FIXED-INCOME FUNDS (Cost $165,047,697)		163,447,252
Money Market Funds - 9.8%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $39,744,914)	39,744,914	39,744,914
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $432,941,610)		$ 405,262,885
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 405,262,885	$ 405,262,885	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $432,941,610) - See accompanying schedule		$ 405,262,885
Receivable for investments sold		418
Receivable for fund shares sold		500,682
Total assets		405,763,985

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	498,902
Payable for fund shares redeemed	1,780
Accrued management fee	68,447
Distribution fees payable	14
Total liabilities		569,145

Net Assets		$ 405,194,840
Net Assets consist of:
Paid in capital		$ 436,251,474
Undistributed net investment income		4,165,562
Accumulated undistributed net realized gain (loss) on investments		(7,543,471)
Net unrealized appreciation (depreciation) on investments		(27,678,725)
Net Assets		$ 405,194,840

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($107,956 ÷ 11,063 shares)	$ 9.76

Service Class 2: Net Asset Value, offering price and redemption price per share ($107,597 ÷ 11,035 shares)	$ 9.75

Investor Class: Net Asset Value, offering price and redemption price per share ($404,979,287 ÷ 41,509,001 shares)	$ 9.76

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,553,709

Expenses
Management fee	$ 483,506
Distribution fees	191
Independent trustees' compensation	847
Total expenses before reductions	484,544
Expense reductions	(96,397)	388,147
Net investment income (loss)		4,165,562
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,980,427)
Capital gain distributions from underlying funds	1,602,091	(7,378,336)
Change in net unrealized appreciation (depreciation) on underlying funds		(20,457,300)
Net gain (loss)		(27,835,636)
Net increase (decrease) in net assets resulting from operations		$ (23,670,074)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,165,562	$ 7,898,961
Net realized gain (loss)	(7,378,336)	16,269,743
Change in net unrealized appreciation (depreciation)	(20,457,300)	(9,534,386)
Net increase (decrease) in net assets resulting from operations	(23,670,074)	14,634,318
Distributions to shareholders from net investment income	-	(7,948,355)
Distributions to shareholders from net realized gain	(4,604,966)	(14,111,683)
Total distributions	(4,604,966)	(22,060,038)
Share transactions - net increase (decrease)	61,942,938	234,994,088
Total increase (decrease) in net assets	33,667,898	227,568,368

Net Assets
Beginning of period	371,526,942	143,958,574
End of period (including undistributed net investment income of $4,165,562 and undistributed net investment income of $0, respectively)	$ 405,194,840	$ 371,526,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.32	.26
Net realized and unrealized gain (loss)	(.73)	.41	.47
Total from investment operations	(.62)	.73	.73
Distributions from net investment income	-	(.24)	(.12)
Distributions from net realized gain	(.13)	(.50)	(.09)
Total distributions	(.13)	(.74)	(.21)
Net asset value, end of period	$ 9.76	$ 10.51	$ 10.52
Total Return B, C, D	(5.96)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	2.15% A	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 115	$ 107
Portfolio turnover rate	63% A	92%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include epenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.31	.24
Net realized and unrealized gain (loss)	(.73)	.41	.47
Total from investment operations	(.63)	.72	.71
Distributions from net investment income	-	(.22)	(.11)
Distributions from net realized gain	(.13)	(.50)	(.09)
Total distributions	(.13)	(.72)	(.20)
Net asset value, end of period	$ 9.75	$ 10.51	$ 10.51
Total Return B, C, D	(6.05)%	6.93%	7.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	2.00% A	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 115	$ 107
Portfolio turnover rate	63% A	92%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.32	.26
Net realized and unrealized gain (loss)	(.73)	.41	.47
Total from investment operations	(.62)	.73	.73
Distributions from net investment income	-	(.24)	(.12)
Distributions from net realized gain	(.13)	(.50)	(.09)
Total distributions	(.13)	(.74)	(.21)
Net asset value, end of period	$ 9.76	$ 10.51	$ 10.52
Total Return B, C, D	(5.96)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	2.15% A	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,979	$ 371,298	$ 143,744
Portfolio turnover rate	63% A	92%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Contrafund	4.3	4.3
Fidelity Disciplined Equity Fund	1.1	0.0
Fidelity Equity-Income II Fund	6.1	6.8
Fidelity Fund	6.4	5.6
Fidelity Independence Fund	0.5	0.0
Fidelity Large Cap Value Fund	3.3	6.4
Fidelity Leveraged Company Stock Fund	3.0	4.6
Fidelity Magellan Fund	0.7	0.0
Fidelity Mid Cap Value Fund	2.8	4.5
Fidelity Real Estate Investment Portfolio	1.0	1.0
Fidelity Small Cap Growth Fund	2.6	0.0
Fidelity Small Cap Value Fund	1.7	1.9
Fidelity Stock Selector Fund	3.5	3.9
Fidelity Value Discovery Fund	1.1	0.5
Fidelity Value Fund	0.5	0.0
Spartan Total Market Index Fund Investor Class	4.1	2.0
Spartan U.S. Equity Index Fund Investor Class	1.0	0.0
VIP Growth & Income Portfolio Investor Class	3.0	3.0
VIP Mid Cap Portfolio Investor Class	2.2	0.0
Fidelity 100 Index Fund	0.0	1.0
Fidelity Large Cap Stock Fund	0.0	1.7
VIP Growth Portfolio Investor Class	0.0	4.0
	48.9	51.2
International Equity Funds
Fidelity Emerging Markets Fund	0.6	0.5
Fidelity International Discovery Fund	2.9	4.1
Fidelity International Real Estate Fund	2.0	2.0
Fidelity International Value Fund	0.5	0.0
Fidelity Overseas Fund	5.0	4.1
	11.0	10.7
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0	4.1
Fidelity Floating Rate High Income Fund	2.0	1.0
Fidelity New Markets Income Fund	2.0	2.0
Fidelity Strategic Real Return Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	25.2	28.0
VIP High Income Portfolio Investor Class	1.0	0.0
	35.2	35.1
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.9	3.0
	100.0	100.0
Asset Allocation (% of fund's investments)
As of June 30, 2008
Domestic Equity Funds	48.9%
International Equity Funds	11.0%
Fixed Income Funds	35.2%
Money Market Funds	4.9%

As of December 31, 2007
Domestic Equity Funds	51.2%
International Equity Funds	10.7%
Fixed Income Funds	35.1%
Money Market Funds	3.0%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.9%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Contrafund	262,512	$ 17,449,145
Fidelity Disciplined Equity Fund	161,168	4,216,143
Fidelity Equity-Income II Fund	1,275,704	24,595,570
Fidelity Fund	721,228	25,740,616
Fidelity Independence Fund	69,617	2,048,832
Fidelity Large Cap Value Fund	1,063,250	13,279,993
Fidelity Leveraged Company Stock Fund	353,437	12,243,043
Fidelity Magellan Fund	33,543	2,685,762
Fidelity Mid Cap Value Fund	785,511	11,523,446
Fidelity Real Estate Investment Portfolio	157,151	4,007,351
Fidelity Small Cap Growth Fund	750,486	10,536,823
Fidelity Small Cap Value Fund	591,188	6,745,460
Fidelity Stock Selector Fund	541,641	14,088,092
Fidelity Value Discovery Fund	288,466	4,407,767
Fidelity Value Fund	30,022	1,998,277
Spartan Total Market Index Fund Investor Class	456,297	16,572,716
Spartan U.S. Equity Index Fund Investor Class	88,568	4,027,209
VIP Growth & Income Portfolio Investor Class	894,676	12,069,179
VIP Mid Cap Portfolio Investor Class	319,858	9,090,370
TOTAL DOMESTIC EQUITY FUNDS		197,325,794

	Shares	Value
International Equity Funds - 11.0%
Fidelity Emerging Markets Fund	82,004	$ 2,435,526
Fidelity International Discovery Fund	309,917	11,786,139
Fidelity International Real Estate Fund	742,825	8,067,080
Fidelity International Value Fund	200,841	2,036,530
Fidelity Overseas Fund	489,181	20,281,449
TOTAL INTERNATIONAL EQUITY FUNDS		44,606,724
TOTAL EQUITY FUNDS (Cost $257,295,111)		241,932,518
Fixed-Income Funds - 35.2%

Fidelity Capital & Income Fund	1,941,226	16,189,828
Fidelity Floating Rate High Income Fund	859,833	8,082,432
Fidelity New Markets Income Fund	567,493	8,092,450
Fidelity Strategic Real Return Fund	381,533	4,032,808
Fidelity U.S. Bond Index Fund	9,487,992	101,901,028
VIP High Income Portfolio Investor Class	676,263	4,023,767
TOTAL FIXED-INCOME FUNDS (Cost $143,947,335)		142,322,313
Money Market Funds - 4.9%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $19,817,894)	19,817,894	19,817,894
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $421,060,340)		$ 404,072,725
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 404,072,725	$ 404,072,725	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $421,060,340) - See accompanying schedule		$ 404,072,725
Cash		21
Receivable for fund shares sold		2,477,246
Total assets		406,549,992

Liabilities
Payable for investments purchased	$ 2,443,625
Payable for fund shares redeemed	33,621
Accrued management fee	64,894
Distribution fees payable	12
Total liabilities		2,542,152

Net Assets		$ 404,007,840
Net Assets consist of:
Paid in capital		$ 423,213,393
Undistributed net investment income		2,187,261
Accumulated undistributed net realized gain (loss) on investments		(4,405,199)
Net unrealized appreciation (depreciation) on investments		(16,987,615)
Net Assets		$ 404,007,840

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($96,623 ÷ 10,196 shares)	$ 9.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($96,498 ÷ 10,191 shares)	$ 9.47

Investor Class: Net Asset Value, offering price and redemption price per share ($403,814,719 ÷ 42,623,091 shares)	$ 9.47

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,448,128

Expenses
Management fee	$ 320,729
Distribution fees	171
Independent trustees' compensation	451
Total expenses before reductions	321,351
Expense reductions	(64,191)	257,160
Net investment income (loss)		2,190,968
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,957,473)
Capital gain distributions from underlying funds	584,771	(4,372,702)
Change in net unrealized appreciation (depreciation) on underlying funds		(14,034,029)
Net gain (loss)		(18,406,731)
Net increase (decrease) in net assets resulting from operations		$ (16,215,763)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period August 22, 2007 (Commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,190,968	$ 642,069
Net realized gain (loss)	(4,372,702)	1,787,326
Change in net unrealized appreciation (depreciation)	(14,034,029)	(2,953,586)
Net increase (decrease) in net assets resulting from operations	(16,215,763)	(524,191)
Distributions to shareholders from net investment income	(47,604)	(598,172)
Distributions to shareholders from net realized gain	(1,190,105)	(629,718)
Total distributions	(1,237,709)	(1,227,890)
Share transactions - net increase (decrease)	307,446,882	115,766,511
Total increase (decrease) in net assets	289,993,410	114,014,430

Net Assets
Beginning of period	114,014,430	-
End of period (including undistributed net investment income of $2,187,261 and undistributed net investment income of $43,897, respectively)	$ 404,007,840	$ 114,014,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.18
Net realized and unrealized gain (loss)	(.81)	.23 G
Total from investment operations	(.73)	.41
Distributions from net investment income	- J	(.06)
Distributions from net realized gain	(.08)	(.06)
Total distributions	(.08)	(.12)
Net asset value, end of period	$ 9.48	$ 10.29
Total Return B, C, D	(7.12)%	4.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	1.70% A	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 104
Portfolio turnover rate	71% A	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 22, 2007 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17
Net realized and unrealized gain (loss)	(.82)	.23 G
Total from investment operations	(.74)	.40
Distributions from net investment income	- J	(.05)
Distributions from net realized gain	(.08)	(.06)
Total distributions	(.08)	(.11)
Net asset value, end of period	$ 9.47	$ 10.29
Total Return B, C, D	(7.22)%	4.01%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	1.54% A	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 104
Portfolio turnover rate	71% A	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 22, 2007 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17
Net realized and unrealized gain (loss)	(.82)	.24 G
Total from investment operations	(.74)	.41
Distributions from net investment income	- J	(.06)
Distributions from net realized gain	(.08)	(.06)
Total distributions	(.08)	(.12)
Net asset value, end of period	$ 9.47	$ 10.29
Total Return B, C, D	(7.22)%	4.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	1.70% A	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,815	$ 113,806
Portfolio turnover rate	71% A	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 22, 2007 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Contrafund	3.2	3.4
Fidelity Disciplined Equity Fund	1.8	4.5
Fidelity Equity-Income II Fund	7.5	8.9
Fidelity Fund	7.4	5.1
Fidelity Growth Company Fund	0.0	0.1
Fidelity Independence Fund	0.5	0.0
Fidelity Large Cap Stock Fund	3.8	7.0
Fidelity Large Cap Value Fund	4.0	3.6
Fidelity Leveraged Company Stock Fund	3.0	2.3
Fidelity Magellan Fund	0.5	0.0
Fidelity Mid Cap Value Fund	3.3	2.2
Fidelity Mid-Cap Stock Fund	0.0	0.1
Fidelity Nasdaq Composite Index Fund	0.5	1.9
Fidelity Real Estate Investment Portfolio	1.0	1.0
Fidelity Small Cap Growth Fund	2.0	0.2
Fidelity Small Cap Stock Fund	0.0	0.1
Fidelity Small Cap Value Fund	0.2	0.3
Fidelity Stock Selector Fund	3.0	2.4
Fidelity Value Discovery Fund	0.8	0.3
Fidelity Value Fund	0.5	0.0
Spartan Extended Market Index Fund Investor Class	3.8	0.0
Spartan Total Market Index Fund Investor Class	3.0	2.0
Spartan U.S. Equity Index Fund Investor Class	2.9	3.2
VIP Growth & Income Portfolio Investor Class	3.5	3.3
VIP Growth Portfolio Investor Class	0.5	0.0*
VIP Mid Cap Portfolio Investor Class	2.1	0.0
Fidelity Equity Income Fund	0.0	3.3
Fidelity New Millennium Fund	0.0	2.1
Fidelity Value Strategies Fund	0.0	2.7
VIP Growth Opportunities Portfolio Investor Class	0.0	1.3
	58.8	61.3
International Equity Funds
Fidelity Emerging Markets Fund	1.0	1.0
Fidelity International Discovery Fund	3.6	3.7
Fidelity International Real Estate Fund	2.0	2.0
Fidelity International Small Cap Opportunities Fund	0.5	0.0
Fidelity International Value Fund	0.5	0.0
Fidelity Overseas Fund	3.5	3.8
Spartan International Index Fund Investor Class	0.0	0.5
	11.1	11.0
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0	4.0
Fidelity Floating Rate High Income Fund	2.0	1.0
Fidelity New Markets Income Fund	2.0	2.0
Fidelity Strategic Real Return Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	16.0	17.4
VIP High Income Portfolio Investor Class	1.0	0.0
	26.0	24.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.1	3.3
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of June 30, 2008
Domestic Equity Funds	58.8%
International Equity Funds	11.1%
Fixed Income Funds	26.0%
Money Market Funds	4.1%

As of December 31, 2007
Domestic Equity Funds	61.3%
International Equity Funds	11.0%
Fixed Income Funds	24.4%
Money Market Funds	3.3%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.9%
	Shares	Value
Domestic Equity Funds - 58.8%
Fidelity Contrafund	218,215	$ 14,504,767
Fidelity Disciplined Equity Fund	318,090	8,321,233
Fidelity Equity-Income II Fund	1,748,884	33,718,480
Fidelity Fund	929,144	33,161,146
Fidelity Growth Company Fund	2,875	225,475
Fidelity Independence Fund	78,004	2,295,646
Fidelity Large Cap Stock Fund	1,073,482	17,079,106
Fidelity Large Cap Value Fund	1,439,390	17,977,983
Fidelity Leveraged Company Stock Fund	395,187	13,689,291
Fidelity Magellan Fund	28,041	2,245,206
Fidelity Mid Cap Value Fund	999,365	14,660,687
Fidelity Mid-Cap Stock Fund	8,082	226,953
Fidelity Nasdaq Composite Index Fund	71,989	2,192,794
Fidelity Real Estate Investment Portfolio	175,511	4,475,525
Fidelity Small Cap Growth Fund	631,257	8,862,850
Fidelity Small Cap Stock Fund	14,677	224,565
Fidelity Small Cap Value Fund	73,708	841,012
Fidelity Stock Selector Fund	518,016	13,473,593
Fidelity Value Discovery Fund	234,218	3,578,851
Fidelity Value Fund	33,629	2,238,374
Spartan Extended Market Index Fund Investor Class	487,163	16,967,898
Spartan Total Market Index Fund Investor Class	377,524	13,711,665
Spartan U.S. Equity Index Fund Investor Class	286,875	13,044,208
VIP Growth & Income Portfolio Investor Class	1,164,409	15,707,872

	Shares	Value
VIP Growth Portfolio Investor Class	55,557	$ 2,243,935
VIP Mid Cap Portfolio Investor Class	337,666	9,596,468
TOTAL DOMESTIC EQUITY FUNDS		265,265,583
International Equity Funds - 11.1%
Fidelity Emerging Markets Fund	152,685	4,534,753
Fidelity International Discovery Fund	427,373	16,253,002
Fidelity International Real Estate Fund	829,888	9,012,585
Fidelity International Small Cap Opportunities Fund	170,656	2,167,335
Fidelity International Value Fund	224,241	2,273,799
Fidelity Overseas Fund	376,130	15,594,333
TOTAL INTERNATIONAL EQUITY FUNDS		49,835,807
TOTAL EQUITY FUNDS (Cost $355,938,583)		315,101,390
Fixed-Income Funds - 26.0%

Fidelity Capital & Income Fund	2,168,732	18,087,229
Fidelity Floating Rate High Income Fund	960,664	9,030,238
Fidelity New Markets Income Fund	633,985	9,040,622
Fidelity Strategic Real Return Fund	426,173	4,504,646
Fidelity U.S. Bond Index Fund	6,710,594	72,071,784
VIP High Income Portfolio Investor Class	755,162	4,493,212
TOTAL FIXED-INCOME FUNDS (Cost $118,890,102)		117,227,731
Money Market Funds - 4.1%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $18,530,158)	18,530,158	18,530,158
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $493,358,843)		$ 450,859,279
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 450,859,279	$ 450,859,279	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $493,358,843) - See accompanying schedule		$ 450,859,279
Receivable for investments sold		5
Receivable for fund shares sold		288,442
Total assets		451,147,726

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	60,793
Payable for fund shares redeemed	227,607
Accrued management fee	78,111
Distribution fees payable	14
Total liabilities		366,526

Net Assets		$ 450,781,200
Net Assets consist of:
Paid in capital		$ 506,132,413
Undistributed net investment income		3,005,657
Accumulated undistributed net realized gain (loss) on investments		(15,857,306)
Net unrealized appreciation (depreciation) on investments		(42,499,564)
Net Assets		$ 450,781,200

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($106,360 ÷ 11,269 shares)	$ 9.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($106,009 ÷ 11,241 shares)	$ 9.43

Investor Class: Net Asset Value, offering price and redemption price per share ($450,568,831 ÷ 47,748,630 shares)	$ 9.44

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,451,415

Expenses
Management fee	$ 555,266
Distribution fees	191
Independent trustees' compensation	983
Total expenses before reductions	556,440
Expense reductions	(110,682)	445,758
Net investment income (loss)		3,005,657
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,763,959)
Capital gain distributions from underlying funds	2,143,379	(15,620,580)
Change in net unrealized appreciation (depreciation) on underlying funds		(29,795,440)
Net gain (loss)		(45,416,020)
Net increase (decrease) in net assets resulting from operations		$ (42,410,363)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,005,657	$ 7,116,403
Net realized gain (loss)	(15,620,580)	29,207,549
Change in net unrealized appreciation (depreciation)	(29,795,440)	(17,190,342)
Net increase (decrease) in net assets resulting from operations	(42,410,363)	19,133,610
Distributions to shareholders from net investment income	-	(7,181,365)
Distributions to shareholders from net realized gain	(10,462,885)	(21,805,300)
Total distributions	(10,462,885)	(28,986,665)
Share transactions - net increase (decrease)	58,954,142	276,358,393
Total increase (decrease) in net assets	6,080,894	266,505,338

Net Assets
Beginning of period	444,700,306	178,194,968
End of period (including undistributed net investment income of $3,005,657 and undistributed net investment income of $0, respectively)	$ 450,781,200	$ 444,700,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.24	.21
Net realized and unrealized gain (loss)	(1.03)	.58	.65
Total from investment operations	(.96)	.82	.86
Distributions from net investment income	-	(.18)	(.11)
Distributions from net realized gain	(.25)	(.63)	(.11)
Total distributions	(.25)	(.81)	(.22)
Net asset value, end of period	$ 9.44	$ 10.65	$ 10.64
Total Return B, C, D	(9.10)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	1.35% A	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 117	$ 109
Portfolio turnover rate	80% A	105%	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.22	.20
Net realized and unrealized gain (loss)	(1.03)	.59	.65
Total from investment operations	(.97)	.81	.85
Distributions from net investment income	-	(.17)	(.10)
Distributions from net realized gain	(.25)	(.63)	(.11)
Total distributions	(.25)	(.80)	(.21)
Net asset value, end of period	$ 9.43	$ 10.65	$ 10.64
Total Return B, C, D	(9.20)%	7.63%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	1.20% A	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 117	$ 108
Portfolio turnover rate	80% A	105%	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.24	.21
Net realized and unrealized gain (loss)	(1.03)	.58	.65
Total from investment operations	(.96)	.82	.86
Distributions from net investment income	-	(.18)	(.11)
Distributions from net realized gain	(.25)	(.63)	(.11)
Total distributions	(.25)	(.81)	(.22)
Net asset value, end of period	$ 9.44	$ 10.65	$ 10.64
Total Return B, C, D	(9.10)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	1.35% A	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 450,569	$ 444,467	$ 177,978
Portfolio turnover rate	80% A	105%	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Contrafund	2.5	2.9
Fidelity Disciplined Equity Fund	1.5	6.2
Fidelity Equity-Income II Fund	9.4	10.0
Fidelity Fund	7.0	4.6
Fidelity Growth & Income Portfolio	0.5	0.0
Fidelity Growth Company Fund	0.0	0.1
Fidelity Independence Fund	0.5	0.0
Fidelity Large Cap Stock Fund	5.3	8.4
Fidelity Large Cap Value Fund	5.2	3.6
Fidelity Leveraged Company Stock Fund	3.5	2.7
Fidelity Magellan Fund	0.5	0.0
Fidelity Mid Cap Value Fund	4.3	2.0
Fidelity Mid-Cap Stock Fund	0.1	0.1
Fidelity Nasdaq Composite Index Fund	0.5	2.8
Fidelity Real Estate Investment Portfolio	1.0	1.0
Fidelity Small Cap Growth Fund	2.5	0.2
Fidelity Small Cap Stock Fund	0.0	0.1
Fidelity Small Cap Value Fund	0.8	0.8
Fidelity Stock Selector Fund	3.3	2.1
Fidelity Value Discovery Fund	0.7	0.3
Spartan Extended Market Index Fund Investor Class	4.1	0.0
Spartan Total Market Index Fund Investor Class	3.1	2.0
Spartan U.S. Equity Index Fund Investor Class	4.8	5.1
VIP Growth & Income Portfolio Investor Class	3.5	3.2
VIP Growth Portfolio Investor Class	2.7	0.0*
VIP Mid Cap Portfolio Investor Class	1.5	0.0
Fidelity Equity Income Fund	0.0	6.2
Fidelity New Millennium Fund	0.0	2.1
Fidelity Value Strategies Fund	0.0	3.7
VIP Growth Opportunities Portfolio Investor Class	0.0	1.6
	68.8	71.8
International Equity Funds
Fidelity Emerging Markets Fund	1.0	1.0
Fidelity International Discovery Fund	7.7	8.3
Fidelity International Real Estate Fund	2.0	2.0
Fidelity International Small Cap Opportunities Fund	0.5	0.0
Fidelity International Value Fund	0.5	0.0
Fidelity Overseas Fund	4.4	3.8
Spartan International Index Fund Investor Class	0.0	0.9
	16.1	16.0
Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity New Markets Income Fund	2.0	2.0
Fidelity Strategic Real Return Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	9.1	8.2
VIP High Income Portfolio Investor Class	1.0	0.0
	15.1	12.2
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of June 30, 2008
Domestic Equity Funds	68.8%
International Equity Funds	16.1%
Fixed Income Funds	15.1%

As of December 31, 2007
Domestic Equity Funds	71.8%
International Equity Funds	16.0%
Fixed Income Funds	12.2%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.9%
	Shares	Value
Domestic Equity Funds - 68.8%
Fidelity Contrafund	63,490	$ 4,220,193
Fidelity Disciplined Equity Fund	99,927	2,614,086
Fidelity Equity-Income II Fund	819,127	15,792,773
Fidelity Fund	329,198	11,749,074
Fidelity Growth & Income Portfolio	38,106	835,285
Fidelity Growth Company Fund	1,071	83,972
Fidelity Independence Fund	29,062	855,297
Fidelity Large Cap Stock Fund	557,693	8,872,902
Fidelity Large Cap Value Fund	696,779	8,702,776
Fidelity Leveraged Company Stock Fund	171,771	5,950,153
Fidelity Magellan Fund	10,446	836,442
Fidelity Mid Cap Value Fund	491,945	7,216,836
Fidelity Mid-Cap Stock Fund	3,010	84,525
Fidelity Nasdaq Composite Index Fund	26,047	793,388
Fidelity Real Estate Investment Portfolio	65,360	1,666,680
Fidelity Small Cap Growth Fund	293,669	4,123,119
Fidelity Small Cap Stock Fund	5,465	83,621
Fidelity Small Cap Value Fund	117,060	1,335,656
Fidelity Stock Selector Fund	212,234	5,520,210
Fidelity Value Discovery Fund	76,302	1,165,900
Spartan Extended Market Index Fund Investor Class	196,334	6,838,302
Spartan Total Market Index Fund Investor Class	141,873	5,152,821
Spartan U.S. Equity Index Fund Investor Class	176,812	8,039,659

	Shares	Value
VIP Growth & Income Portfolio Investor Class	433,525	$ 5,848,251
VIP Growth Portfolio Investor Class	113,463	4,582,783
VIP Mid Cap Portfolio Investor Class	87,999	2,500,939
TOTAL DOMESTIC EQUITY FUNDS		115,465,643
International Equity Funds - 16.1%
Fidelity Emerging Markets Fund	56,858	1,688,671
Fidelity International Discovery Fund	337,853	12,848,543
Fidelity International Real Estate Fund	309,164	3,357,525
Fidelity International Small Cap Opportunities Fund	66,228	841,092
Fidelity International Value Fund	83,543	847,123
Fidelity Overseas Fund	179,139	7,427,110
TOTAL INTERNATIONAL EQUITY FUNDS		27,010,064
TOTAL EQUITY FUNDS (Cost $159,929,116)		142,475,707
Fixed-Income Funds - 15.1%

Fidelity Capital & Income Fund	403,780	3,367,527
Fidelity New Markets Income Fund	236,088	3,366,612
Fidelity Strategic Real Return Fund	158,713	1,677,598
Fidelity U.S. Bond Index Fund	1,414,473	15,191,441
VIP High Income Portfolio Investor Class	281,191	1,673,089
TOTAL FIXED-INCOME FUNDS (Cost $25,577,443)		25,276,267
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $185,506,559)		$ 167,751,974
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 167,751,974	$ 167,751,974	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $185,506,559) - See accompanying schedule		$ 167,751,974
Cash		1
Receivable for investments sold		362,209
Receivable for fund shares sold		68
Total assets		168,114,252

Liabilities
Payable for investments purchased	$ 5
Payable for fund shares redeemed	362,031
Accrued management fee	29,327
Distribution fees payable	14
Total liabilities		391,377

Net Assets		$ 167,722,875
Net Assets consist of:
Paid in capital		$ 193,386,985
Undistributed net investment income		506,145
Accumulated undistributed net realized gain (loss) on investments		(8,415,670)
Net unrealized appreciation (depreciation) on investments		(17,754,585)
Net Assets		$ 167,722,875

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($104,872 ÷ 11,348 shares)	$ 9.24

Service Class 2: Net Asset Value, offering price and redemption price per share ($104,524 ÷ 11,319 shares)	$ 9.23

Investor Class: Net Asset Value, offering price and redemption price per share ($167,513,479 ÷ 18,115,462 shares)	$ 9.25

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 755,738

Expenses
Management fee	$ 215,030
Distribution fees	190
Independent trustees' compensation	385
Total expenses before reductions	215,605
Expense reductions	(42,920)	172,685
Net investment income (loss)		583,053
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,326,687)
Capital gain distributions from underlying funds	925,586	(8,401,101)
Change in net unrealized appreciation (depreciation) on underlying funds		(13,206,248)
Net gain (loss)		(21,607,349)
Net increase (decrease) in net assets resulting from operations		$ (21,024,296)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 583,053	$ 2,020,097
Net realized gain (loss)	(8,401,101)	13,184,529
Change in net unrealized appreciation (depreciation)	(13,206,248)	(6,607,832)
Net increase (decrease) in net assets resulting from operations	(21,024,296)	8,596,794
Distributions to shareholders from net investment income	(84,906)	(2,012,099)
Distributions to shareholders from net realized gain	(4,924,576)	(9,838,427)
Total distributions	(5,009,482)	(11,850,526)
Share transactions - net increase (decrease)	17,064,464	107,632,395
Total increase (decrease) in net assets	(8,969,314)	104,378,663

Net Assets
Beginning of period	176,692,189	72,313,526
End of period (including undistributed net investment income of $506,145 and undistributed net investment income of $7,998, respectively)	$ 167,722,875	$ 176,692,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.17	.17
Net realized and unrealized gain (loss)	(1.25)	.74	.74
Total from investment operations	(1.22)	.91	.91
Distributions from net investment income	(.01)	(.13)	(.08)
Distributions from net realized gain	(.29)	(.74)	(.11)
Total distributions	(.30)	(.87)	(.19)
Net asset value, end of period	$ 9.24	$ 10.76	$ 10.72
Total Return B, C, D	(11.45)%	8.52%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	.68% A	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 118	$ 109
Portfolio turnover rate	92% A	104%	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.15	.16
Net realized and unrealized gain (loss)	(1.26)	.74	.74
Total from investment operations	(1.23)	.89	.90
Distributions from net investment income	(.01)	(.11)	(.07)
Distributions from net realized gain	(.29)	(.74)	(.11)
Total distributions	(.30)	(.85)	(.18)
Net asset value, end of period	$ 9.23	$ 10.76	$ 10.72
Total Return B, C, D	(11.55)%	8.36%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	.52% A	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 118	$ 109
Portfolio turnover rate	92% A	104%	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.17	.17
Net realized and unrealized gain (loss)	(1.25)	.75	.74
Total from investment operations	(1.22)	.92	.91
Distributions from net investment income	(.01)	(.13)	(.08)
Distributions from net realized gain	(.29)	(.74)	(.11)
Total distributions	(.30)	(.87)	(.19)
Net asset value, end of period	$ 9.25	$ 10.77	$ 10.72
Total Return B, C, D	(11.44)%	8.63%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	.68% A	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,513	$ 176,456	$ 72,095
Portfolio turnover rate	92% A	104%	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP Funds Manager 60% Portfolio, VIP FundsManager 70% Portfolio, and
VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP and Fidelity retail equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

VIP FundsManager Portfolio

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP FundsManager 20% Portfolio	$ 150,815,337	$ 251,048	$ (3,624,879)	$ (3,373,831)
VIP FundsManager 50% Portfolio	432,947,283	727,011	(28,411,409)	(27,684,398)
VIP FundsManager 60% Portfolio	421,074,377	1,458,248	(18,459,900)	(17,001,652)
VIP FundsManager 70% Portfolio	493,365,618	2,100,991	(44,607,330)	(42,506,339)
VIP FundsManager 85% Portfolio	185,509,215	1,202,949	(18,960,190)	(17,757,241)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	77,468,266	41,831,972
VIP FundsManager 50% Portfolio	184,925,234	121,812,986
VIP FundsManager 60% Portfolio	401,497,530	92,491,884
VIP FundsManager 70% Portfolio	231,576,412	177,931,483
VIP FundsManager 85% Portfolio	92,724,058	79,160,791

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until July 31, 2009.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 55	$ 136	$ 191
VIP FundsManager 50% Portfolio	55	136	191
VIP FundsManager 60% Portfolio	49	122	171
VIP FundsManager 70% Portfolio	55	136	191
VIP FundsManager 85% Portfolio	55	135	190

6. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until July 31, 2009. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver

VIP FundsManager 20% Portfolio	$ 33,895
VIP FundsManager 50% Portfolio	$ 96,288
VIP FundsManager 60% Portfolio	$ 64,066
VIP FundsManager 70% Portfolio	$ 110,574
VIP FundsManager 85% Portfolio	$ 42,814

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 55
Service Class 2	52
VIP FundsManager 50% Portfolio
Service Class	55
Service Class 2	54
VIP FundsManager 60% Portfolio
Service Class	49
Service Class 2	46
VIP FundsManager 70% Portfolio
Service Class	55
Service Class 2	53
VIP FundsManager 85% Portfolio
Service Class	55
Service Class 2	51

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 60% Portfolio	$ 30

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

VIP FundsManager Portfolio

7. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Funds' net assets. At the end of the period, FMR or its affiliates were owners of record of all the outstanding shares of the Funds.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007 A
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 2,969
Service Class 2	-	2,802
Investor Class	-	3,039,292
Total	$ -	$ 3,045,063
From net realized gain
Service Class	373	2,045
Service Class 2	372	2,043
Investor Class	434,586	1,728,745
Total	$ 435,331	$ 1,732,833
VIP FundsManager 50% Portfolio
From net investment income
Service Class	-	2,462
Service Class 2	-	2,284
Investor Class	-	7,943,609
Total	$ -	$ 7,948,355
From net realized gain
Service Class	1,366	5,151
Service Class 2	1,362	5,146
Investor Class	4,602,238	14,101,386
Total	$ 4,604,966	$ 14,111,683
VIP FundsManager 60% Portfolio
From net investment income
Service Class	30	570
Service Class 2	30	510
Investor Class	47,544	597,092
Total	$ 47,604	$ 598,172
From net realized gain
Service Class	759	600
Service Class 2	758	600
Investor Class	1,188,588	628,518
Total	$ 1,190,105	$ 629,718
VIP FundsManager 70% Portfolio
From net investment income
Service Class	-	1,893
Service Class 2	-	1,716
Investor Class	-	7,177,756
Total	$ -	$ 7,181,365
From net realized gain
Service Class	2,692	6,497
Service Class 2	2,685	6,490
Investor Class	10,457,508	21,792,313
Total	$ 10,462,885	$ 21,805,300

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ 55	$ 1,348
Service Class 2	55	1,171
Investor Class	84,796	2,009,580
Total	$ 84,906	$ 2,012,099
From net realized gain
Service Class	3,191	7,583
Service Class 2	3,183	7,576
Investor Class	4,918,202	9,823,268
Total	$ 4,924,576	$ 9,838,427

A Distributions for VIP FundsManager 60% Portfolio are for the period August 22, 2007 (Commencement of operations) to December 31, 2007.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007 A	Six months ended June 30, 2008	Year ended December 31, 2007 A
VIP FundsManager 20% Portfolio
Service Class
Reinvestment of distributions	36	479	$ 373	$ 5,014
Service Class 2
Reinvestment of distributions	36	463	$ 372	$ 4,845
Investor Class
Shares sold	4,127,449	9,012,043	$ 42,706,343	$ 95,847,467
Reinvestment of distributions	42,357	455,501	434,586	4,768,037
Shares redeemed	(925,073)	(723,608)	(9,578,163)	(7,752,555)
Net increase (decrease)	3,244,733	8,743,936	$ 33,562,766	$ 92,862,949
VIP FundsManager 50% Portfolio
Service Class
Reinvestment of distributions	139	723	$ 1,366	$ 7,613
Service Class 2
Reinvestment of distributions	138	706	$ 1,362	$ 7,430
Investor Class
Shares sold	6,912,975	20,445,178	$ 69,433,832	$ 222,343,167
Reinvestment of distributions	467,232	2,094,878	4,602,238	22,044,995
Shares redeemed	(1,211,315)	(869,854)	(12,095,860)	(9,409,117)
Net increase (decrease)	6,168,892	21,670,202	$ 61,940,210	$ 234,979,045
VIP FundsManager 60% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	82	113	789	1,170
Net increase (decrease)	82	10,114	$ 789	$ 101,180
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	82	108	788	1,110
Net increase (decrease)	82	10,109	$ 788	$ 101,120

VIP FundsManager Portfolio

9. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007 A	Six months ended June 30, 2008	Year ended December 31, 2007 A
Investor Class
Shares sold	31,452,667	10,959,715	$ 306,440,327	$ 114,483,306
Reinvestment of distributions	129,033	118,876	1,236,132	1,225,610
Shares redeemed	(23,461)	(13,739)	(231,154)	(144,705)
Net increase (decrease)	31,558,239	11,064,852	$ 307,445,305	$ 115,564,211
VIP FundsManager 70% Portfolio
Service Class
Reinvestment of distributions	280	785	$ 2,692	$ 8,390
Service Class 2
Reinvestment of distributions	280	768	$ 2,685	$ 8,206
Investor Class
Shares sold	6,853,610	23,324,108	$ 67,473,071	$ 258,786,944
Reinvestment of distributions	1,089,324	2,711,517	10,457,508	28,970,069
Shares redeemed	(1,937,184)	(1,025,874)	(18,981,814)	(11,415,216)
Net increase (decrease)	6,005,750	25,009,751	$ 58,948,765	$ 276,341,797
VIP FundsManager 85% Portfolio
Service Class
Reinvestment of distributions	343	827	$ 3,246	$ 8,931
Service Class 2
Reinvestment of distributions	342	809	$ 3,238	$ 8,746
Investor Class
Shares sold	2,573,764	9,802,668	$ 25,335,036	$ 109,712,701
Reinvestment of distributions	527,742	1,094,900	5,002,999	11,832,849
Shares redeemed	(1,373,881)	(1,232,709)	(13,280,055)	(13,930,832)
Net increase (decrease)	1,727,625	9,664,859	$ 17,057,980	$ 107,614,718

A Share Transactions for VIP FundsManager 60% Portfolio are for the period August 22, 2007 (Commencement of operations) to December 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

VIP FundsManager Portfolio

Investment Performance (except VIP FundsManager 60%). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each of VIP FundsManager 20%, VIP FundsManager 70%, and VIP FundsManager 85% had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Investor Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Investor Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

Because VIP FundsManager 50% had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Service Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Service Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

VIP FundsManager 20%

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP FundsManager 50%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board stated that the investment performance of Service Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP FundsManager 70%

The Board stated that the investment performance of Investor Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP FundsManager 85%

The Board stated that the investment performance of Investor Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

VIP FundsManager Portfolio

Investment Performance (VIP FundsManager 60%). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 77% would mean that 23% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses, and that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

VIP FundsManager 20%

The Board noted that the fund's hypothetical net management fee ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 50%

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007.

VIP FundsManager 60%

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for the period.

VIP FundsManager Portfolio

VIP FundsManager 70%

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007.

VIP FundsManager 85%

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the administration agreement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Investor Class and Service Class of each fund ranked below its competitive median for 2007 (for the period for VIP FundsManager 60%), and the total expenses of Service Class 2 of each fund ranked above its competitive median for 2007 (for the period for VIP FundsManager 60%). The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

VIP FundsManager Portfolio

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPFM-SANN-0808
1.833444.102

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,016.70	$ 1.40
HypotheticalA	$ 1,000.00	$ 1,023.47	$ 1.41
Service Class
Actual	$ 1,000.00	$ 1,016.20	$ 1.96
HypotheticalA	$ 1,000.00	$ 1,022.92	$ 1.96
Service Class 2
Actual	$ 1,000.00	$ 1,015.50	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72
Investor Class
Actual	$ 1,000.00	$ 1,016.60	$ 1.55 **
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.56 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.28%
Service Class	.39%
Service Class 2.54%
Investor Class	.31%

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/08	% of fund's investments 12/31/07	% of fund's investments 6/30/07
0 - 30	58.3	46.8	57.6
31 - 90	26.8	43.2	23.2
91 - 180	11.8	9.6	8.4
181 - 397	3.1	0.4	10.8
Weighted Average Maturity
	6/30/08	12/31/07	6/30/07
VIP Money Market Portfolio	45 Days	44 Days	63 Days
All Taxable Money Market Funds Average*	44 Days	39 Days	42 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Corporate Bonds 0.4%	Corporate Bonds 0.4%
Commercial Paper 19.7%	Commercial Paper 31.9%
Bank CDs, BAs, TDs, and Notes 58.1%	Bank CDs, BAs, TDs, and Notes 56.8%
Government Securities 1.7%	Government Securities 0.4%
Repurchase Agreements 19.5%	Repurchase Agreements 9.1%
Other Investments 0.4%	Other Investments 1.4%
Net Other Assets 0.2%	Net Other Assets** 0.0%

** Net Other Assets are not included in pie chart
* Source: iMoneyNet, Inc.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
7/30/08	2.54% (c)	$ 13,685,000	$ 13,685,000
Certificates of Deposit - 26.0%

London Branch, Eurodollar, Foreign Banks - 7.5%
Banco Santander SA
7/15/08	4.18	13,000,000	13,000,049
Barclays Bank PLC
12/29/08	3.20	16,000,000	16,000,000
Calyon
10/1/08 to 12/18/08	2.98 to 3.30	33,000,000	33,000,000
Credit Agricole SA
11/3/08 to 1/28/09	2.82 to 3.10	27,000,000	27,000,000
Credit Industriel et Commercial
7/17/08 to 9/30/08	2.95 to 3.12	61,000,000	61,000,000
HSBC Bank PLC
9/25/08	2.80	16,000,000	16,000,190
Intesa Sanpaolo SpA
7/9/08	3.50	1,000,000	1,000,213
Landesbank Hessen-Thuringen
8/11/08 to 8/12/08	2.91 to 2.95	36,000,000	36,000,000
National Australia Bank Ltd.
12/29/08	3.16	11,000,000	11,000,000
Societe Generale
7/7/08 to 9/5/08	2.82 to 4.60	15,000,000	15,000,000
UniCredit SpA
8/19/08 to 9/19/08	3.00 to 3.15	39,000,000	39,000,000
			268,000,452
New York Branch, Yankee Dollar, Foreign Banks - 18.5%
Abbey National Treasury Services PLC
8/19/08	2.92% (c)	4,000,000	4,000,000
Banco Bilbao Vizcaya Argentaria SA
7/7/08 to 10/30/08	2.48 to 3.00	45,000,000	45,000,082
Banco Santander SA
10/20/08 to 10/22/08	2.75 to 3.06	30,000,000	30,000,000
Bank of Montreal
7/23/08	3.03 (c)	16,000,000	16,000,000
Bank of Scotland PLC
7/3/08 to 9/26/08	2.64 to 3.02 (c)	87,000,000	87,000,000
Barclays Bank PLC
7/18/08 to 12/17/08	2.71 to 3.32	71,000,000	71,000,000

Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
10/2/08 to 4/23/09	2.65 to 3.05	$ 36,000,000	$ 36,000,000
Canadian Imperial Bank of Commerce
7/1/08	2.90	14,000,000	14,000,000
Credit Suisse First Boston
7/28/08	3.00 (c)	25,000,000	25,000,000
Deutsche Bank AG
7/7/08	2.91 (c)	23,000,000	23,000,000
Intesa Sanpaolo SpA
8/1/08 to 11/24/08	2.80 to 3.00 (c)	43,000,000	43,000,000
Intesa Sanpaolo SpA New York Branch
7/14/08 to 7/19/08	2.98 to 3.01 (c)	45,000,000	45,000,000
Landesbank Hessen-Thuringen
7/30/08	3.10	18,000,000	18,000,000
Natixis SA
7/28/08	3.10	30,000,000	30,000,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	17,000,000	17,000,000
Royal Bank of Canada
9/26/08	2.80	11,000,000	11,000,264
Royal Bank of Scotland PLC
11/17/08 to 12/17/08	2.95 to 3.25	53,000,000	53,000,000
San Paolo IMI SpA
4/21/09	3.15	12,000,000	12,000,000
Societe Generale
7/24/08 to 12/17/08	3.07 to 3.28	52,000,000	52,000,000
Sumitomo Mitsui Banking Corp.
7/8/08	2.52	18,000,000	18,000,000
UniCredit SpA
10/1/08	2.75	12,000,000	12,000,151
			662,000,497
TOTAL CERTIFICATES OF DEPOSIT			930,000,949
Commercial Paper - 19.7%
Due Date	Yield (a)	Principal Amount	Value
Altria Group, Inc.
7/7/08 to 7/16/08	2.71 to 2.79%	$ 8,000,000	$ 7,993,884
American Water Capital Corp.
7/7/08 to 7/14/08	2.84 to 2.96	2,000,000	1,998,463
Banco Espirito Santo
7/17/08	2.98	5,000,000	4,993,427
Burlington Northern Santa Fe Corp.
7/10/08	2.91 (b)	2,000,000	1,998,550
Covidien International Finance SA
7/7/08	2.83	1,000,000	999,530
Dakota Notes (Citibank Credit Card Issuance Trust)
7/1/08 to 8/29/08	2.84 to 3.22	31,000,000	30,918,248
Danske Corp.
7/9/08	2.51	22,000,000	21,987,778
Dominion Resources, Inc.
7/1/08 to 7/14/08	2.86 to 2.93	5,000,000	4,997,942
Dow Chemical Co.
7/1/08 to 7/10/08	3.06 to 3.07	3,166,000	3,165,238
Edison Asset Securitization LLC
9/4/08	2.79	6,000,000	5,970,208
Emerald Notes (BA Credit Card Trust)
7/7/08 to 8/21/08	3.04 to 3.12	45,000,000	44,831,030
General Electric Capital Corp.
9/2/08	2.73	6,000,000	5,971,755
International Lease Financial Corp.
7/24/08 to 7/25/08	3.01	14,000,000	13,972,750
Intesa Funding LLC
12/3/08	3.00	15,000,000	14,809,156
ITT Corp.
7/10/08 to 8/1/08	2.93 to 3.12	35,000,000	34,911,039
JPMorgan Chase & Co.
8/4/08 to 12/4/08	2.74 to 2.92	25,000,000	24,815,317
Kitty Hawk Funding Corp.
7/7/08 to 7/25/08	2.46 to 2.59	7,000,000	6,993,003
Marathon Oil Corp.
7/11/08	2.91 to 2.93	4,000,000	3,996,767
Michigan Gen. Oblig.
9/2/08	3.75	7,500,000	7,500,000
Natexis Banques Populaires US Finance Co. LLC
7/2/08 to 8/29/08	2.53 to 2.74	30,000,000	29,918,920
National Grid USA
7/1/08	3.07	1,000,000	1,000,000
Nationwide Building Society
7/8/08 to 7/22/08	2.62 to 2.86	28,000,000	27,963,724
Nissan Motor Acceptance Corp.
7/7/08 to 7/29/08	2.86 to 3.01	9,000,000	8,985,250
Palisades Notes (Citibank Omni Master Trust)
7/14/08 to 8/5/08	2.87 to 2.96	20,000,000	19,969,255
Rockies Express Pipeline LLC
7/2/08 to 7/11/08	2.89 to 3.07	9,000,000	8,996,379

Due Date	Yield (a)	Principal Amount	Value
Santander Finance, Inc.
9/24/08	2.49%	$ 20,000,000	$ 19,883,833
Sheffield Receivables Corp.
7/2/08 to 8/19/08	2.51 to 2.79	50,000,000	49,925,877
Societe Generale North America, Inc.
7/7/08 to 11/13/08	2.50 to 3.07	100,000,000	99,652,607
Spectra Energy Capital, LLC
7/3/08 to 7/17/08	2.85 to 3.06	5,000,000	4,994,482
Textron Financial Corp.
7/2/08 to 7/9/08	2.82 to 2.84	11,000,000	10,995,759
Thames Asset Global Securities No. 1, Inc.
7/3/08 to 9/12/08	2.56 to 2.82	125,283,000	125,041,186
Transocean, Inc.
7/1/08 to 7/14/08	2.80 to 3.02	6,500,000	6,496,545
Tyco Electronics Group SA
7/8/08 to 7/29/08	2.83 to 3.01	7,000,000	6,987,487
UniCredito Italiano Bank (Ireland) PLC
7/24/08 to 7/29/08	3.10 to 3.12	24,000,000	23,947,538
Variable Funding Capital Co. LLC
9/12/08	2.78	9,000,000	8,949,630
Virginia Electric & Power Co.
7/1/08 to 7/30/08	2.85 to 2.93	7,000,000	6,996,717
Wisconsin Energy Corp.
7/7/08 to 7/25/08	2.86 to 2.91	3,000,000	2,997,108
TOTAL COMMERCIAL PAPER			706,526,382
Federal Agencies - 1.1%

Freddie Mac - 1.1%
7/18/08 to 7/21/08	2.45 to 2.46 (c)	38,000,000	37,998,292
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills - 0.6%
10/16/08 to 11/28/08	1.39 to 1.94	22,063,000	21,928,431
Master Notes - 2.1%

Asset Funding Co. III LLC
7/7/08 to 7/14/08	2.51 to 2.91 (c)(e)	45,000,000	45,000,000
Goldman Sachs Group, Inc.
7/15/08	3.19 (e)	20,000,000	20,000,000
Lehman Brothers Holdings, Inc.
7/1/08 to 7/11/08	2.56 to 2.65 (c)(e)	9,000,000	9,000,000
TOTAL MASTER NOTES			74,000,000
Medium-Term Notes - 28.9%
Due Date	Yield (a)	Principal Amount	Value

Abbey National Treasury Services PLC
7/2/08	2.64% (c)	$ 2,000,000	$ 1,999,102
AIG Matched Funding Corp.
7/1/08 to 7/21/08	2.51 to 2.83 (b)(c)	33,000,000	33,000,000
Allstate Life Global Funding Trusts
9/22/08	3.05 (c)	1,000,000	1,000,000
American Honda Finance Corp.
8/5/08 to 9/18/08	2.91 to 2.94 (b)(c)	13,000,000	13,000,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	33,000,000	33,000,000
Australia & New Zealand Banking Group Ltd.
7/23/08 to 9/2/08	2.51 to 2.89 (b)(c)	29,000,000	29,000,000
Banco Santander Totta SA
7/16/08	2.48 (b)(c)	15,000,000	15,000,000
Banesto SA
7/18/08	2.73 (b)(c)	12,000,000	12,000,000
Bank of America NA
7/3/08 to 8/11/08	2.72 to 3.21 (c)	59,000,000	58,999,876
Bank of Montreal
7/7/08	2.95 (b)(c)	14,000,000	14,000,000
Banque Federative du Credit Mutuel
7/14/08	2.49 (b)(c)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
7/15/08 to 8/19/08	2.75 to 2.76 (c)	25,000,000	25,000,000
BMW U.S. Capital LLC
7/15/08	2.51 (c)	2,000,000	2,000,000
BNP Paribas SA
7/3/08 to 8/13/08	2.40 to 2.90 (c)	24,000,000	23,999,442
BP Capital Markets PLC
9/11/08	2.79 (c)	14,000,000	14,000,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	19,000,000	19,000,000
Caja Madrid SA
7/21/08	2.97 (b)(c)	7,000,000	7,000,000
Citigroup Funding, Inc.
8/13/08 to 8/14/08	2.68 to 2.69 (c)	36,000,000	36,000,000
Commonwealth Bank of Australia
7/3/08 to 7/24/08	2.50 to 2.88 (b)(c)	48,430,000	48,430,595
Compagnie Financiere du Credit Mutuel
9/9/08	2.89 (b)(c)	7,000,000	7,000,000
Credit Agricole SA
7/21/08 to 9/22/08	2.77 to 3.03 (b)(c)	56,000,000	56,000,000

Due Date	Yield (a)	Principal Amount	Value
DnB NOR Bank ASA
7/25/08	2.49% (b)(c)	$ 27,000,000	$ 26,999,986
General Electric Capital Corp.
7/9/08 to 9/12/08	2.47 to 2.83 (c)	16,000,000	15,999,898
HBOS Treasury Services PLC
7/9/08	2.45 (b)(c)	10,600,000	10,599,903
HSBC Finance Corp.
7/7/08 to 7/24/08	2.47 to 2.54 (c)	26,000,000	26,000,000
HSBC USA, Inc.
7/15/08	2.48 (c)	5,000,000	5,000,000
HSH Nordbank AG
7/21/08 to 7/23/08	2.49 to 2.55 (b)(c)	20,000,000	19,999,998
ING USA Annuity & Life Insurance Co.
7/24/08	3.18 (c)(e)	3,000,000	3,000,000
Intesa Bank Ireland PLC
7/25/08	2.49 (b)(c)	20,000,000	20,000,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	10,000,000	9,999,953
Merrill Lynch & Co., Inc.
7/7/08 to 7/15/08	2.54 to 2.61 (c)	13,000,000	13,000,503
Metropolitan Life Global Funding I
7/7/08	2.50 (b)(c)	3,884,000	3,884,000
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	6,000,000	6,000,000
Morgan Stanley
7/1/08 to 7/28/08	2.19 to 2.60 (c)	23,000,000	23,000,050
National Australia Bank Ltd.
9/8/08	2.88 (b)(c)	16,000,000	16,000,000
National Rural Utils. Coop. Finance Corp.
7/7/08	2.47 (c)	1,000,000	1,000,000
New York Life Insurance Co.
8/29/08 to 9/29/08	2.85 to 2.96 (c)(e)	39,000,000	39,000,000
Pacific Life Global Funding
7/7/08	2.53 (b)(c)	3,000,000	3,000,435
PNC Bank NA, Pittsburgh
8/4/08	3.02 (c)	7,000,000	7,000,000
RACERS
7/22/08	2.63 (b)(c)	15,000,000	15,000,000
Royal Bank of Canada
7/15/08	2.87 (b)(c)	23,000,000	23,000,000
Royal Bank of Scotland PLC
7/21/08	2.51 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(e)	2,000,000	2,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Sigma Finance, Inc.
7/1/08	2.77% (b)(c)	$ 23,000,000	$ 23,000,000
8/1/08	5.40 (b)	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB
9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	26,000,000	25,999,473
Societe Generale
7/2/08	2.46 (b)(c)	9,000,000	9,000,051
Southern Co.
9/18/08	2.82 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
7/7/08	2.94 (b)(c)	24,000,000	24,000,000
Transamerica Occidental Life Insurance Co.
8/1/08	3.15 (c)(e)	10,000,000	10,000,000
UniCredito Italiano Bank (Ireland) PLC
7/9/08 to 7/15/08	2.48 to 2.71 (b)(c)	50,500,000	50,497,946
Verizon Communications, Inc.
9/17/08	2.86 (c)	14,000,000	14,000,000
Wachovia Bank NA
7/25/08	2.99 (c)	20,000,000	20,000,000
Wells Fargo & Co., tender
5/1/09	3.55 (c)	13,000,000	13,005,489
WestLB AG
7/10/08 to 9/30/08	2.52 to 2.85 (b)(c)	13,000,000	13,000,000
Westpac Banking Corp.
8/6/08 to 9/4/08	2.90 to 2.93 (b)(c)	49,000,000	48,991,354
9/11/08	2.75 (c)	8,000,000	8,002,470
TOTAL MEDIUM-TERM NOTES	1,034,410,524
Short-Term Notes - 0.6%

Jackson National Life Insurance Co.
7/2/08	2.77 (c)(e)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/2/08 to 8/1/08	2.98 to 3.16 (c)(e)	15,000,000	15,000,000
TOTAL SHORT-TERM NOTES	22,000,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
	5/26/09	2.73% (b)(c)	$ 15,000,000	$ 15,000,000
Municipal Securities - 0.5%
Due Date	Yield (a)	Principal Amount		Value
Denver City & County School District # 1 Series 2008 A, VRDN
7/7/08	2.70% (c)	$ 3,100,000		$ 3,100,000
Denver City & County School District # 1 Series 2008 B1, VRDN
7/7/08	2.70 (c)	2,100,000		2,100,000
Texas Gen. Oblig. Series E, VRDN
7/7/08	2.58 (c)	13,560,000		13,560,000
TOTAL MUNICIPAL SECURITIES			18,760,000
Repurchase Agreements - 19.5%
	Maturity Amount
In a joint trading account at 3.17% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	$ 60,005	60,000
With:
Banc of America Securities LLC At:
2.68%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $39,902,971, 4.75% - 8.5%, 10/1/12 - 8/15/31)	38,002,829	38,000,000
2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $64,054,804, 5.38% - 7.38%, 5/15/11 - 11/1/17)	61,004,575	61,000,000
2.75%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $18,901,561)	18,001,375	18,000,000
Barclays Capital, Inc. At 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $74,555,598)	71,005,325	71,000,000
Deutsche Bank Securities, Inc. At 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $52,505,471, 1.5%, 5/15/24)	50,003,750	50,000,000
Goldman Sachs & Co. At:
2.75%, dated 6/30/08 due 7/7/08 (Collateralized by Commercial Paper Obligations valued at $7,210,551, 7/10/08)	7,003,743	7,000,000
2.88%, dated 4/2/08 due 7/2/08 (Collateralized by Commercial Paper Obligations valued at $25,935,401, 7/11/08 - 7/22/08)	25,182,000	25,000,000
2.91%, dated 4/15/08 due 7/24/08 (Collateralized by Commercial Paper Obligations valued at $14,509,753, 7/1/08)	14,113,167	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. At:: - continued
3%, dated 5/5/08 due 8/12/08 (Collateralized by Commercial Paper Obligations valued at $14,488,496, 7/30/08)	$ 14,115,500	$ 14,000,000
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $21,883,720, 7/30/08)	21,323,085	21,000,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Commercial Paper Obligations valued at $14,506,232, 7/10/08)	14,116,480	14,000,000
Lehman Brothers, Inc. At:
2.7%, dated 6/4/08 due 7/8/08 (Collateralized by Corporate Obligations valued at $13,679,969, 7.06%, 12/20/37)	13,033,150	13,000,000
2.72%, dated:
6/10/08 due 7/15/08 (Collateralized by Corporate Obligations valued at $7,362,310, 7.06%, 12/20/37)	7,018,511	7,000,000
6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $110,253,223, 6.5% - 10.50%, 5/1/11 - 5/1/31)	105,007,933	105,000,000
Merrill Lynch, Pierce, Fenner & Smith At 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $5,253,393, 3.95% - 6.13%, 8/15/08 - 6/1/17)	5,000,375	5,000,000
UBS Warburg LLC At 2.71%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $170,101,698, 0% - 8.25%, 12/15/08 - 9/15/30)	162,012,195	162,000,000

	Maturity Amount	Value
Wachovia Securities, Inc. At:
2.72%, dated 6/27/08 due 7/25/08 (Collateralized by Corporate Obligations valued at $11,480,297, 4.75% - 4.85%, 7/7/08 - 4/1/14)	$ 11,023,277	$ 11,000,000
2.76%, dated 8/24/07 due 8/22/08 (Collateralized by Commercial Paper Obligations valued at $20,663,108, 7/11/08 - 2/17/12) (c)(d)	20,558,133	20,000,000
3.04%, dated 6/10/08 due 9/10/08 (Collateralized by Commercial Paper Obligations valued at $34,050,200, 7/7/08 - 7/18/08)	33,256,057	33,000,000
3.05%, dated 6/19/08 due 9/19/08 (Collateralized by Commercial Paper Obligations valued at $11,341,524, 7/7/08 - 7/17/08)	11,085,774	11,000,000
TOTAL REPURCHASE AGREEMENTS		700,060,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,574,369,578)		3,574,369,578
NET OTHER ASSETS - 0.2%		6,888,255
NET ASSETS - 100%		$ 3,581,257,833
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 686,402,244 or 19.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,000,000 or 4.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 2.51%, 7/7/08	11/7/06	$ 13,000,000
2.52%, 7/7/08	8/29/06	$ 13,000,000
2.91%, 7/14/08	10/10/07	$ 19,000,000
3.19%, 7/15/08	2/14/08	$ 20,000,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 2.77%, 7/2/08	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 2.56%, 7/11/08	1/10/07	$ 6,000,000
2.65%, 7/1/08	12/11/06	$ 3,000,000
Metropolitan Life Insurance Co.: 2.98%, 7/2/08	3/26/02	$ 10,000,000
3.16%, 8/1/08	2/24/03	$ 5,000,000
New York Life Insurance Co.: 2.85%, 8/29/08	5/12/08	$ 9,000,000
2.96%, 9/29/08	3/28/08	$ 30,000,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 3.15%, 8/1/08	4/29/08	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$60,000 due 7/01/08 at 3.17%
BNP Paribas Securities Corp.	$ 503
Barclays Capital, Inc.	4,148
ING Financial Markets LLC	20,127
J.P. Morgan Securities, Inc.	25,158
RBC Capital Markets Corp.	2,516
UBS Securities LLC	7,548
$ 60,000
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,574,369,578	$ -	$ 3,574,369,578	$ -
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $220,039 of which $114,616 and $105,423 will expire on December 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $700,060,000) - See accompanying schedule: Unaffiliated issuers (cost $3,574,369,578)		$ 3,574,369,578
Cash		94,638
Receivable for fund shares sold		16,489,020
Interest receivable		9,360,281
Prepaid expenses		4,106
Total assets		3,600,317,623

Liabilities
Payable for investments purchased	$ 16,000,000
Payable for fund shares redeemed	2,109,399
Distributions payable	4
Accrued management fee	532,127
Distribution fees payable	27,154
Other affiliated payables	251,390
Other payables and accrued expenses	139,716
Total liabilities		19,059,790

Net Assets		$ 3,581,257,833
Net Assets consist of:
Paid in capital		$ 3,581,136,658
Undistributed net investment income		53,537
Accumulated undistributed net realized gain (loss) on investments		67,638
Net Assets		$ 3,581,257,833

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,925,018,048 ÷ 1,925,176,753 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($67,796,251 ÷ 67,793,825 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($103,607,545 ÷ 103,596,182 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($1,484,835,989 ÷ 1,484,544,613 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 62,608,628

Expenses
Management fee	$ 3,434,270
Transfer agent fees	1,379,907
Distribution fees	156,698
Accounting fees and expenses	155,838
Custodian fees and expenses	28,961
Independent trustees' compensation	7,508
Audit	26,090
Legal	4,317
Miscellaneous	95,005
Total expenses before reductions	5,288,594
Expense reductions	(1,753)	5,286,841
Net investment income		57,321,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		287,677
Net increase in net assets resulting from operations		$ 57,609,464

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,321,787	$ 130,271,523
Net realized gain (loss)	287,677	122,119
Net increase in net assets resulting from operations	57,609,464	130,393,642
Distributions to shareholders from net investment income	(57,316,083)	(130,270,704)
Share transactions - net increase (decrease)	431,216,096	793,022,179
Total increase (decrease) in net assets	431,509,477	793,145,117

Net Assets
Beginning of period	3,149,748,356	2,356,603,239
End of period (including undistributed net investment income of $53,537 and undistributed net investment income of $47,833, respectively)	$ 3,581,257,833	$ 3,149,748,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.051	.048	.030	.012	.010
Distributions from net investment income	(.017)	(.051)	(.048)	(.030)	(.012)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.67%	5.21%	4.87%	3.03%	1.21%	1.00%
Ratios to Average Net Assets E
Expenses before reductions	.28% A	.32%	.33%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.28% A	.32%	.33%	.29%	.29%	.29%
Expenses net of all reductions	.28% A	.32%	.33%	.29%	.29%	.29%
Net investment income	3.32% A	5.06%	4.84%	3.00%	1.18%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,925,018	$ 1,708,689	$ 1,634,441	$ 1,347,642	$ 1,392,449	$ 1,817,440

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.050	.047	.029	.011	.009
Distributions from net investment income	(.016)	(.050)	(.047)	(.029)	(.011)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.62%	5.10%	4.76%	2.92%	1.10%	.90%
Ratios to Average Net Assets E
Expenses before reductions	.39% A	.43%	.43%	.40%	.40%	.38%
Expenses net of fee waivers, if any	.39% A	.43%	.43%	.40%	.40%	.38%
Expenses net of all reductions	.39% A	.43%	.43%	.40%	.40%	.38%
Net investment income	3.22% A	4.95%	4.73%	2.88%	1.08%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,796	$ 58,733	$ 56,502	$ 20,987	$ 13,905	$ 19,606

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.048	.045	.027	.009	.007
Distributions from net investment income	(.015)	(.048)	(.045)	(.027)	(.009)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.55%	4.95%	4.61%	2.77%	.95%	.75%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.57%	.58%	.54%	.55%	.54%
Expenses net of fee waivers, if any	.54% A	.57%	.58%	.54%	.55%	.54%
Expenses net of all reductions	.54% A	.57%	.58%	.54%	.55%	.54%
Net investment income	3.07% A	4.81%	4.59%	2.90%	.93%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,608	$ 91,095	$ 85,647	$ 51,301	$ 20,899	$ 3,068

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.050	.047	.016
Distributions from net investment income	(.016)	(.050)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.66%	5.15%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.31% A	.38%	.39%	.36% A
Expenses net of fee waivers, if any	.31% A	.38%	.39%	.36% A
Expenses net of all reductions	.31% A	.37%	.39%	.36% A
Net investment income	3.29% A	5.00%	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,484,836	$ 1,291,231	$ 580,013	$ 126,224

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,574,369,578

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,435,695 or an annualized rate of .08% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .20% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 30,826
Service Class 2	125,872
$ 156,698

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .12% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 628,568
Service Class	21,702
Service Class 2	33,974
Investor Class	695,663
$ 1,379,907

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,753.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the Fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 30,830,404	$ 76,604,418
Service Class	987,455	2,423,822
Service Class 2	1,526,592	4,194,349
Investor Class	23,971,632	47,048,115
Total	$ 57,316,083	$ 130,270,704

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class Shares sold	494,523,177	892,455,085
Reinvestment of distributions	30,830,403	76,794,449
Shares redeemed	(309,157,891)	(895,020,076)
Net increase (decrease)	216,195,689	74,229,458
Service Class Shares sold	56,232,397	106,735,317
Reinvestment of distributions	987,455	2,439,255
Shares redeemed	(48,161,798)	(106,942,380)
Net increase (decrease)	9,058,054	2,232,192
Service Class 2 Shares sold	55,624,405	78,587,992
Reinvestment of distributions	1,524,584	4,216,968
Shares redeemed	(44,646,044)	(77,360,161)
Net increase (decrease)	12,502,945	5,444,799
Investor Class Shares sold	389,676,424	857,316,018
Reinvestment of distributions	23,971,406	47,206,648
Shares redeemed	(220,188,422)	(193,406,936)
Net increase (decrease)	193,459,408	711,115,730

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Initial Class and Service Class 2 of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Service Class and Investor Class ranked below its competitive median for 2007, and the total expenses of Service Class 2 ranked above its competitive median for 2007. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trend for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0808
1.705628.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 25, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2008